                                                        ------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0578
                                                        Expires: April 30, 2010
                                                        Estimated average burden
                                                        hours per response: 10.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-01540

                                 AIM Funds Group
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

Item 1.  Schedule of Investments.

                             AIM BASIC BALANCED FUND

          Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestments.com               BBA-QTR-1 9/07             A I M Advisors, Inc.

                                                       (AIM INVESTMENTS(R) LOGO)

AIM BASIC BALANCED FUND

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                      SHARES           VALUE
                                                   ------------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-62.53%

ADVERTISING-3.26%
Interpublic Group of Cos., Inc. (The) (b)(c)          2,126,244   $   22,070,413
Omnicom Group Inc.                                      493,594       23,736,935
                                                                  --------------
                                                                      45,807,348
                                                                  --------------
AEROSPACE & DEFENSE-0.33%
Honeywell International Inc.                             77,852        4,629,858
                                                                  --------------
APPAREL RETAIL-1.36%
Gap, Inc. (The)                                       1,038,705       19,153,720
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.29%
Bank of New York Mellon Corp.                           409,894       18,092,721
                                                                  --------------
AUTO PARTS & EQUIPMENT-0.21%
WABCO Holdings Inc.                                      63,321        2,960,257
                                                                  --------------
BREWERS-1.87%
Molson Coors Brewing Co. -Class B                       263,945       26,307,398
BROADCASTING & CABLE TV-0.00%
Citadel Broadcasting Corp.                                    1                3
                                                                  --------------
BUILDING PRODUCTS-0.47%
American Standard Cos., Inc.                            185,464        6,606,228
                                                                  --------------
COMPUTER HARDWARE-2.66%
Dell Inc. (c)                                         1,355,013       37,398,359
                                                                  --------------
CONSTRUCTION MATERIALS-1.77%
Cemex S.A.B. de C.V. -ADR (Mexico)(c)                   829,910       24,830,907
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-1.94%
Western Union Co.                                     1,299,935       27,259,637
                                                                  --------------
EDUCATION SERVICES-1.89%
Apollo Group, Inc. -Class A (c)                         441,656       26,565,608
                                                                  --------------
ELECTRONIC MANUFACTURING SERVICES-0.73%
Tyco Electronics Ltd.                                   289,689       10,263,681
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-0.59%
Waste Management, Inc.                                  217,948        8,225,358
                                                                  --------------
GENERAL MERCHANDISE STORES-1.96%
Target Corp.                                            431,898       27,455,756
                                                                  --------------

                                                      SHARES           VALUE
                                                   ------------   --------------
HEALTH CARE DISTRIBUTORS-2.15%
Cardinal Health, Inc.                                   481,974   $   30,137,834
                                                                  --------------
HEALTH CARE EQUIPMENT-0.97%
Baxter International Inc.                               241,882       13,613,119
                                                                  --------------
HOME IMPROVEMENT RETAIL-1.17%
Home Depot, Inc. (The)                                  501,622       16,272,618
                                                                  --------------
INDUSTRIAL CONGLOMERATES-3.09%
General Electric Co.                                    651,294       26,963,572
Tyco International Ltd.                                 370,168       16,413,249
                                                                  --------------
                                                                      43,376,821
                                                                  --------------
INDUSTRIAL MACHINERY-1.63%
Illinois Tool Works Inc. (b)                            382,418       22,807,410
                                                                  --------------
INSURANCE BROKERS-0.78%
Marsh & McLennan Cos., Inc.                             426,865       10,885,058
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-1.78%
Merrill Lynch & Co., Inc.                               153,862       10,967,283
Morgan Stanley                                          223,067       14,053,221
                                                                  --------------
                                                                      25,020,504
                                                                  --------------
MANAGED HEALTH CARE-2.96%
UnitedHealth Group Inc.                                 858,986       41,600,692
                                                                  --------------
MOVIES & ENTERTAINMENT-1.52%
Walt Disney Co. (The)                                   620,102       21,325,308
                                                                  --------------
MULTI-LINE INSURANCE-1.19%
American International Group, Inc.                      148,357       10,036,351
Hartford Financial Services Group, Inc.
   (The)                                                 71,588        6,625,469
                                                                  --------------
                                                                      16,661,820
                                                                  --------------
OIL & GAS DRILLING-2.09%
Transocean Inc. (c)                                     259,784       29,368,581
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-4.24%
Halliburton Co.                                         779,443       29,930,611
Schlumberger Ltd.                                       281,028       29,507,940
                                                                  --------------
                                                                      59,438,551
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-3.75%
Citigroup Inc.                                          690,578       32,229,275
JPMorgan Chase & Co.                                    444,395       20,362,179
                                                                  --------------
                                                                      52,591,454
                                                                  --------------
PACKAGED FOODS & MEATS-0.99%
Unilever N.V.  (Netherlands)                            448,825       13,857,501
                                                                  --------------

AIM BASIC BALANCED FUND

                                                      SHARES           VALUE
                                                   ------------   --------------
PHARMACEUTICALS-4.11%
Pfizer Inc.                                             658,576   $   16,089,012
Sanofi-Aventis  (France)(b)                             251,970       21,337,278
Wyeth                                                   455,790       20,305,444
                                                                  --------------
                                                                      57,731,734
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-0.92%
ACE Ltd.                                                213,067       12,905,468
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-1.81%
KLA-Tencor Corp. (b)                                    456,488       25,462,901
                                                                  --------------
SYSTEMS SOFTWARE-3.62%
CA Inc.                                               1,183,969       30,451,683
Microsoft Corp.                                         688,664       20,288,041
                                                                  --------------
                                                                      50,739,724
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-2.15%
Fannie Mae                                              495,396       30,125,031
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-1.29%
Sprint Nextel Corp.                                     950,282       18,055,358
                                                                  --------------
   Total Common Stocks & Other Equity Interests
      (Cost $655,619,076)                                            877,534,326
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                   ------------
BONDS & NOTES-26.11%
AEROSPACE & DEFENSE-0.32%
Goodrich Corp., Unsec. Unsub. Notes,
   6.45%, 04/15/08(d)                              $  1,520,000        1,527,934
Systems 2001 Asset Trust LLC (United
   Kingdom)-Series 2001, Class G, Jr.
   Sec. Pass Through Ctfs., (INS-MBIA
   Insurance Corp.) 6.66%, 09/15/13
   (Acquired 02/09/05-10/27/05; Cost
   $3,090,724)(d)(e)(f)                               2,806,207        2,957,911
                                                                  --------------
                                                                       4,485,845
                                                                  --------------
ALUMINUM-0.07%
Cordant Technologies Holding Co., Sr.
   Unsec. Notes, 6.63%, 03/01/08(d)                   1,000,000        1,004,020
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-0.03%
Tokai Preferred Capital Co. LLC-Series
   A, Bonds, 9.98%  (Acquired
   01/29/07; Cost $475,007)(d)(f)(g)                    450,000          466,101
                                                                  --------------
AUTO PARTS & EQUIPMENT-0.04%
Johnson Controls, Inc., Sr. Floating
   Rate Notes, 5.59%, 01/17/08(d)                       500,000          499,818
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
AUTOMOBILE MANUFACTURERS-0.46%
Daimler Finance North America LLC,
   Unsec. Gtd. Unsub. Global Notes,
   4.05%, 06/04/08(d)                              $  2,270,000   $    2,244,576
   Unsec. Gtd. Global Notes,
   4.75%, 01/15/08(d)                                   440,000          438,742
   -Series E,
   Unsec. Gtd. Unsub. Floating Rate  Medium
   Term Notes,
   5.89%, 10/31/08(d)(h)                              4,720,000        4,716,670
                                                                  --------------
                                                                       7,399,988
                                                                  --------------
AUTOMOTIVE RETAIL-0.03%
AutoZone Inc., Unsec. Notes, 6.50%,
   07/15/08(d)                                          480,000          484,051
                                                                  --------------
BIOTECHNOLOGY-0.18%
Amgen Inc.,
   Sr. Unsec. Notes,
   5.85%, 06/01/17(Acquired
   05/24/07; Cost $1,282,983)(d)(f)                   1,285,000        1,270,826
   6.38%, 06/01/37(Acquired
   05/24/07; Cost $1,283,625) (d)(f)                  1,285,000        1,253,736
                                                                  --------------
                                                                       2,524,562
                                                                  --------------
BROADCASTING & CABLE TV-1.63%
Clear Channel Communications, Inc.,
   Sr. Unsec. Sub. Global Notes,
   4.63%, 01/15/08(d)                                 4,000,000        3,976,000
Comcast Cable Communications Holdings
   Inc., Unsec. Gtd. Global Notes,
   9.46%, 11/15/22(d)                                 3,135,000        3,993,739
Comcast Holdings Corp., Sr. Gtd. Sub.
   Notes, 10.63%, 07/15/12(d)                         2,175,000        2,611,979
Cox Communications Inc.,
   Sr. Unsec. Notes,
   6.40%, 08/01/08(d)                                 1,300,000        1,313,845
   Unsec.  Floating Rate Global Notes,
   6.25%, 12/14/07(d)(h)                                625,000          625,438
Cox Enterprises, Inc.,
   Notes,
   4.38%, 05/01/08 (Acquired
   04/25/07; Cost $2,314,213)(d)(f)                   2,340,000        2,328,207
   Sr. Unsec. Notes,
   7.88%, 09/15/10 (Acquired
   05/02/07; Cost $692,162)(d)(f)                       645,000          689,331
Hearst-Argyle Television Inc., Sr.
   Unsec. Unsub. Notes, 7.00%,
   11/15/07(d)                                        1,560,000        1,562,371
Time Warner Entertainment Co. L.P.,
   Sr. Unsec. Notes, 10.15%,
   05/01/12(d)                                        4,970,000        5,842,185
                                                                  --------------
                                                                      22,943,095
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
BUILDING PRODUCTS-0.30%
American Standard Inc., Sr. Unsec.
   Gtd. Notes, 7.38%, 02/01/08(d)                  $  4,220,000   $    4,236,205
                                                                  --------------
CASINOS & GAMING-0.15%
New York Telephone Co., Unsec. Deb.,
   7.00%, 12/01/33(d)                                 2,070,000        2,073,022
                                                                  --------------
CONSUMER FINANCE-1.04%
Capital One Capital III, Jr. Gtd. Sub.
   Notes, 7.69%, 08/15/36(d)                            900,000          877,320
Ford Motor Credit Co. LLC, Sr. Unsec.
   Notes, 4.95%, 01/15/08(d)                          5,850,000        5,821,335
SLM Corp.,
   Sr. Unsec. Floating Rate Notes,
   5.78%, 03/16/09(Acquired
   09/25/07; Cost
   $2,117,500)(f)(h)(i)                               2,200,000        2,123,000
   Unsec. Floating Rate Medium Term Notes,
   5.76%, 04/14/08(d)                                 4,170,000        4,105,244
   -Series A,
   Medium Term Notes,
   3.95%, 08/15/08(d)                                 1,630,000        1,613,162
                                                                  --------------
                                                                      14,540,061
                                                                  --------------
DEPARTMENT STORES-0.05%
JC Penney Corp. Inc.-Series A, Medium
   Term Notes, 6.50%, 12/15/07(d)                       500,000          501,315
Macy's Retail Holdings Inc., Unsec.
   Gtd. Deb., 7.90%, 10/15/07(d)                        155,000          155,122
                                                                  --------------
                                                                         656,437
                                                                  --------------
DIVERSIFIED BANKS-2.86%
Bangkok Bank PCL (Hong Kong), Unsec.
   Sub. Notes, 9.03%, 03/15/29
   (Acquired 04/22/05; Cost
   $1,471,124)(d)(f)                                  1,175,000        1,388,239
BankAmerica Institutional-Series A,
   Gtd. Trust Pfd. Capital Securites,
   8.07%, 12/31/26 (Acquired 09/26/06;
   Cost $1,870,264)(d)(f)                             1,790,000        1,869,655
BBVA International Preferred S.A.
   Unipersonal (Spain), Unsec. Gtd.
   Unsub. Notes, 5.92%  (Acquired
   03/22/07; Cost $790,000)(d)(f)(g)(h)                 790,000          692,830
Calyon (France), Gtd. Floating Rate
   Medium Term Notes, 5.00%,
   02/11/08(Acquired 04/02/07; Cost
   $1,293,500) (d)(f)(h)                              1,300,000        1,284,725
Centura Capital Trust I, Gtd. Trust
   Pfd. Capital Securities, 8.85%,
   06/01/27 (Acquired 05/22/03; Cost
   $1,847,528)(d)(f)                                  1,460,000        1,531,204
First Union Capital I- Series A, Gtd.
   Trust Pfd. Capital Securities,
   7.94%, 01/15/27(d)                                13,425,000       13,970,055

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
DIVERSIFIED BANKS-(CONTINUED)
First Union Institutional Capital I,
   Jr. Unsec. Gtd. Sub. Trust Pfd.
   Capital Securities, 8.04%,
   12/01/26(d)                                     $    540,000   $      563,220
Lloyds TSB Bank PLC (United
   Kingdom)-Series 1, Unsec. Sub.
   Floating Rate Euro Notes, 5.69%
   (d)(g)(h)                                          4,010,000        3,389,027
Mizuho Financial Group Cayman Ltd.
   (Cayman Islands), Gtd. Sub. Second
   Tier Euro Bonds, 8.38% (d)(g)                        550,000          573,037
National Bank of Canada (Canada),
   Floating Rate Euro Deb., 5.56%,
   08/29/87(d)(h)                                     1,580,000        1,258,614
National Westminster Bank PLC (United
   Kingdom)-Series B, Unsec. Sub.
   Floating Rate Euro Notes, 5.56%
   (d)(g)(h)                                          1,150,000          989,373
NBD Bank N.A. Michigan, Unsec. Sub.
   Deb., 8.25%, 11/01/24(d)                             915,000        1,084,174
North Fork Bancorp., Inc., Unsec. Sub.
   Floating Rate Notes, 7.43%,
   08/15/12(d)(h)                                     3,320,000        3,329,827
RBD Capital S.A. (Luxembourg), Euro
   Notes, 6.50%, 08/11/08(d)                          1,220,000        1,214,193
RBS Capital Trust III, Jr. Gtd. Sub.
   Trust Pfd. Global Notes, 5.51%
   (d)(g)                                             1,140,000        1,068,055
Skandinaviska Enskilda Banken A.B.
   (Sweden), Unsec. Sub. Notes, 7.50%
   (Acquired 02/02/07; Cost
   $933,453)(d)(f)(g)(h)                                900,000          931,855
Sumitomo Mitsui Banking Corp. (Japan),
   Sub. Second Tier Euro Notes, 8.15%
   (d)(g)                                             1,675,000        1,713,456
Wachovia Capital Trust V, Jr. Gtd.
   Sub. Trust Pfd. Capital Securities,
   7.97%, 06/01/27 (Acquired 08/08/07;
   Cost $3,272,215)(d)(f)(j)                          3,145,000        3,283,380
                                                                  --------------
                                                                      40,134,919
                                                                  --------------
DIVERSIFIED CHEMICALS-0.37%
Bayer Corp., Bonds, 6.20%, 02/15/08
   (Acquired 08/01/06-05/24/07; Cost
   $3,407,444)(d)(f)(h)                               3,390,000        3,406,543
Dow Chemical Co. (The), Sr. Unsec.
   Global Notes, 5.75%, 12/15/08(d)                   1,800,000        1,808,532
                                                                  --------------
                                                                       5,215,075
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-0.10%
Erac USA Finance Co., Bond, 5.30%,
   11/15/08 (Acquired 05/24/07; Cost
   $961,873)(d)(f)                                 $    965,000   $      967,258
Science Applications International
   Corp., Unsec. Notes, 6.75%,
   02/01/08(d)                                          500,000          502,135
                                                                  --------------
                                                                       1,469,393
                                                                  --------------
DIVERSIFIED METALS & MINING-0.07%
Reynolds Metals Co., Medium Term
   Notes, 7.00%, 05/15/09(d)                          1,018,000        1,041,017
                                                                  --------------
DRUG RETAIL-0.04%
CVS Caremark Corp., Sr. Unsec. Global
   Notes, 3.88%, 11/01/07(d)                            540,000          539,390
                                                                  --------------
ELECTRIC UTILITIES-0.25%
Entergy Gulf States Inc., Sec. First
   Mortgage Bonds, 3.60%, 06/01/08(d)                 1,420,000        1,399,282
Ohio Edison Co., Sr. Unsec. Global
   Notes, 4.00%, 05/01/08(d)                          1,560,000        1,545,820
TE Products Pipeline Co., Sr. Unsec.
   Notes, 6.45%, 01/15/08(d)                            510,000          511,270
                                                                  --------------
                                                                       3,456,372
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.14%
Thomas & Betts Corp., Medium Term
   Notes, 6.63%, 05/07/08(d)                          2,040,000        2,040,755
                                                                  --------------
ELECTRONIC MANUFACTURING SERVICES-0.04%
Tyco Electronics Group S.A.
   (Luxembourg), Sr. Unsec. Gtd.
   Notes, 6.00%, 10/01/12 (Acquired
   09/20/07; Cost $549,758)(d)(f)                       550,000          556,600
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-0.44%
Waste Management Inc.,
   Sr. Unsec. Unsub. Notes,
   6.50%, 11/15/08(d)                                 1,265,000        1,280,104
   Unsec. Deb.,
   8.75%, 05/01/18(d)                                 4,830,000        4,939,979
                                                                  --------------
                                                                       6,220,083
                                                                  --------------
GAS UTILITIES-0.17%
CenterPoint Energy Resources Corp.,
   Unsec. Deb., 6.50%, 02/01/08(d)                      785,000          785,832
National Fuel Gas Co.-Series D, Medium
   Term Notes, 6.30%, 05/27/08(d)                       575,000          578,996
Southern Union Co., Unsec. Unsub.
   Notes, 6.15%, 08/16/08(d)                          1,065,000        1,069,409
                                                                  --------------
                                                                       2,434,237
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
HEALTH CARE DISTRIBUTORS-0.19%
Cardinal Health Inc. , Unsec. Notes,
   6.25%, 07/15/08(d)                              $  2,610,000   $    2,629,105
                                                                  --------------
HOMEBUILDING-0.20%
D.R. Horton Inc., Sr. Unsec. Gtd.
   Notes, 5.00%, 01/15/09(d)                          2,865,000        2,749,111
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-0.03%
Carnival Corp., Sr. Unsec. Gtd. Global
   Notes, 3.75%, 11/15/07(d)                            385,000          384,157
                                                                  --------------
HOUSEHOLD APPLIANCES-0.02%
Whirlpool Corp., Unsec. Unsub. Deb.,
   9.10%, 02/01/08(d)                                   250,000          252,775
                                                                  --------------
HOUSEWARES & SPECIALTIES-0.05%
Newell Rubbermaid Inc.-Series A,
   Unsec. Unsub. Putable Medium Term
   Notes, 6.35%, 07/15/28(d)(h)                         660,000          662,864
                                                                  --------------
INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS-0.35%
TXU Energy Co. LLC, Sr. Unsec.
   Floating Rate Notes, 6.19%,
   09/16/08 (Acquired 03/13/07; Cost
   $4,880,000)(d)(f)(h)                            $  4,880,000   $    4,886,350
                                                                  --------------
INDUSTRIAL MACHINERY-0.08%
IDEX Corp., Sr. Unsec. Notes, 6.88%,
   02/15/08(d)                                        1,140,000        1,146,065
                                                                  --------------
INDUSTRIAL REIT'S-0.15%
AMB Property L.P., Sr. Unsec. Gtd.
   Sub. Notes, 7.10%, 06/30/08(d)                     1,750,000        1,768,795
ProLogis, Sr. Unsec. Notes, 7.10%,
   04/15/08(d)                                          340,000          343,009
                                                                  --------------
                                                                       2,111,804
                                                                  --------------
INSURANCE BROKERS-0.41%
Marsh & McLennan Cos., Inc., Unsec.
   Global Bonds, 3.63%, 02/15/08(d)                   5,845,000        5,804,728
                                                                  --------------
INTEGRATED OIL & GAS-0.59%
ConocoPhillips, Unsec. Deb., 7.13%,
   03/15/28(d)                                        1,100,000        1,138,005
Husky Oil Ltd. (Canada), Unsec. Sub.
   Yankee Bonds, 8.90%, 08/15/28(d)(h)                6,944,000        7,087,810
                                                                  --------------
                                                                       8,225,815
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-0.84%
Southwestern Bell Telephone L.P.,
   Unsec. Unsub. Deb., 7.20%,
   10/15/26(d)                                        1,926,000        1,989,481
Telecom Italia Capital S.A. (Italy),
   Unsec. Gtd. Unsub. Global Notes,
   4.00%, 11/15/08(d)                                 4,862,000        4,792,522


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)
Verizon Virginia Inc.-Series A, Unsec.
   Global Deb., 4.63%, 03/15/13(d)                 $  2,870,000   $    2,736,057
Windstream Georgia Communications
   Corp., Unsec. Deb., 6.50%,
   11/15/13(d)                                        2,350,000        2,285,892
                                                                  --------------
                                                                      11,803,952
                                                                  --------------
INTERNET RETAIL-0.08%
Expedia, Inc., Sr. Unsec. Gtd. Putable
   Global Notes, 7.46%, 08/15/13(d)                   1,065,000        1,102,115
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-0.69%
Bear Stearns Cos., Inc., (The),
   Floating Rate Notes, 5.76%,
   07/19/10(d)(h)                                     3,070,000        2,989,474
Jefferies Group, Inc.,
   Sr. Unsec. Deb.,
   5.88%, 06/08/14(d)                                 4,060,000        3,965,727
   Sr. Unsec. Notes,
   6.45%, 06/08/27(d)                                   900,000          844,506
Lehman Brothers Holdings-Series I, Sr.
   Floating Rate Medium Term Notes,
   5.18%, 11/24/08(d)(h)                                630,000          624,393
SB Treasury Co. LLC, Jr. Sub. Bonds,
   9.40% (Acquired 06/29/07; Cost
   $1,263,554)(d)(f)(g)(h)                            1,220,000        1,248,072
                                                                  --------------
                                                                       9,672,172
                                                                  --------------
LEISURE FACILITIES-0.08%
International Speedway Corp., Unsec.
   Global Notes, 4.20%, 04/15/09(d)                   1,135,000        1,117,510
                                                                  --------------
LEISURE PRODUCTS-0.05%
Hasbro Inc., Sr. Unsec. Notes, 6.15%,
   07/15/08(d)                                          690,000          691,118
                                                                  --------------
LIFE & HEALTH INSURANCE-0.44%
John Hancock Financial Services Inc.,
   Sr. Notes, 5.63%, 12/01/08(d)                        250,000          252,205
Prudential Holdings, LLC-Series B,
   Bonds, (INS-Financial Security
   Assurance Inc.) 7.25%, 12/18/23
   (Acquired 01/22/04-02/17/06; Cost
   $6,129,407)(d)(e)(f)                               5,220,000        5,946,415
                                                                  --------------
                                                                       6,198,620
                                                                  --------------
MORTGAGE REIT'S-0.15%
iStar Financial Inc.,
   Sr. Unsec. Notes,
   7.00%, 03/15/08(d)                                   680,000          681,414
   8.75%, 08/15/08(d)                                 1,430,000        1,463,977
                                                                  --------------
                                                                       2,145,391
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
MOVIES & ENTERTAINMENT-0.01%
News America Inc., Sr. Global Notes,
   6.63%, 01/09/08(d)                              $    134,000   $      134,229
                                                                  --------------
MULTI-LINE INSURANCE-0.02%
American General Finance Corp.
-Series H, Sr. Unsec. Medium Term
   Notes, 4.50%, 11/15/07(d)                            250,000          249,668
                                                                  --------------
MULTI-UTILITIES-0.94%
Centerpoint Energy Inc.-Series B, Sr.
   Unsec. Global Notes, 5.88%,
   06/01/08(d)                                          300,000          301,419
Consumers Energy Co.-Series A, Sr.
   Sec. Global Notes, 6.38%,
   02/01/08(d)                                        2,370,000        2,374,266
Dominion Capital Trust I, Jr. Unsec.
   Gtd. Trust Pfd. Capital Securities,
   7.83%, 12/01/27(d)                                 2,490,000        2,595,825
Dominion Resources, Inc.,
   Notes,
   4.13%, 02/15/08(d)                                   525,000          522,412
Midamerican Energy Holdings Co.,
   Sr. Unsec. Notes,
   7.63%, 10/15/07(d)                                   858,000          858,592
   7.52%, 09/15/08(d)                                 1,395,000        1,422,300
PSEG Funding Trust I, Notes, 5.38%,
   11/16/07(d)                                        4,265,000        4,264,275
Public Service Co. of New Mexico, Sr.
   Unsec. Notes, 4.40%, 09/15/08(d)                     615,000          608,955
Xcel Energy Inc., Sr. Global Notes,
   3.40%, 07/01/08(b)(d)                                250,000          246,772
                                                                  --------------
                                                                      13,194,816
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-0.11%
Pemex Project Funding Master Trust
   (Mexico), Unsec. Gtd. Unsub. Global
   Notes, 8.63%, 02/01/22(d)                          1,250,000        1,543,687
                                                                  --------------
OIL & GAS REFINING & MARKETING-0.21%
Premcor Refining Group Inc., (The),
   Sr. Unsec. Global Notes, 9.50%,
   02/01/13(d)                                        2,755,000        2,917,793
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-3.68%
BankAmerica Capital II-Series 2, Jr.
   Unsec. Gtd. Sub. Trust Pfd. Capital
   Securities, 8.00%, 12/15/26(d)                     1,420,000        1,479,938
BankAmerica Capital III, Gtd. Floating
   Rate Trust Pfd. Capital Securities,
   5.93%, 01/15/27(d)(h)                              2,210,000        2,027,516
Capmark Financial Group Inc., Sr.
   Unsec. Gtd. Floating Rate Notes,
   6.03%, 05/10/10 (Acquired 05/03/07;
   Cost $3,710,000)(d)(f)(h)                          3,710,000        3,465,845

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
Countrywide Home Loans, Inc.-Series L,
   Medium Term Global Notes, 3.25%,
   05/21/08(d)                                     $  2,500,000   $    2,404,050
Lazard Group, Sr. Unsec. Global Notes,
   6.85%, 06/15/17(d)                                 1,270,000        1,251,709
Mantis Reef Ltd. (Cayman Islands),
   Notes, 4.69%, 11/14/08 (Acquired
   08/11/06-05/23/07; Cost
   $4,438,836)(d)(f)                                  4,525,000        4,510,022
Mizuho JGB Investment LLC-Series A,
   Sub. Bonds, 9.87%  (Acquired
   06/16/04-07/28/05; Cost
   $6,664,804)(d)(f)(g)(h)                            5,890,000        6,053,860
NB Capital Trust II, Gtd. Sub. Trust
   Pfd. Capital Securities, 7.83%,
   12/15/26(d)                                        2,500,000        2,607,800
NB Capital Trust IV, Jr. Gtd. Sub.
   Trust Pfd. Capital Securities,
   8.25%, 04/15/27(d)                                 3,140,000        3,272,508
Old Mutual Capital Funding L.P.
   (United Kingdom), Gtd. Euro Bonds,
   8.00% (d)(g)                                       2,320,000        2,360,368
Pemex Finance Ltd. (Mexico)-Series
   1999-2, Class A1, Global Bonds,
   9.69%, 08/15/09(d)                                 4,136,000        4,324,933
Regional Diversified Funding  (Cayman Islands),
   Sr. Notes,
   9.25%, 03/15/30 (Acquired
   09/22/04; Cost $3,504,605)(d)(f)                   2,962,222        3,268,368
   Class A-1a,
   Sr. Floating Rate Notes,
   5.69%, 01/25/36 (Acquired
   03/21/05; Cost
   $653,223)(d)(f)(h)(j)                                688,952          688,339
Residential Capital LLC, Sr. Unsec                    7,480,000        6,865,705
   Gtd. Floating Rate Notes, 6.22%,
   06/09/08(b)(d)(h)
Suncorp-Metway Ltd. (Australia),
   Notes, 3.50%, 06/15/13 (Acquired
   03/13/07; Cost $2,484,704)(d)(f)(h)                2,540,000        2,525,547
Twin Reefs Pass-Through Trust,
   Floating Rate Pass Through Ctfs.,
   6.32% (Acquired 12/07/04-10/23/06;
   Cost $1,609,000)(d)(f)(g)(h)(j)                    1,610,000        1,305,106
Two-Rock Pass-Through Trust (Bermuda),
   Floating Rate Pass Through Ctfs.,
   6.30% (Acquired 11/10/06; Cost
   $1,596,882)(d)(f)(g)(h)(j)                         1,595,000        1,197,247
UFJ Finance Aruba AEC (Japan), Gtd.
   Sub. Second Tier Euro Bonds, 8.75%
   (d)(g)                                             1,020,000        1,054,822
Windsor Financing LLC, Sr. Gtd. Notes,
   5.88%, 07/15/17 (Acquired 02/07/06;
   Cost $1,005,071)(d)(f)                             1,005,071        1,014,197
                                                                  --------------
                                                                      51,677,880
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
PACKAGED FOODS & MEATS-0.89%
General Mills Inc., Notes, 6.73%,
   02/05/08(d)                                     $  2,765,000   $    2,777,968
Heinz (H.J.) Co., Notes, 6.43%,
   12/01/08 (Acquired 05/30/07; Cost
   $8,193,231)(d)(f)                                  8,100,000        8,261,352
Sara Lee Corp.,
   -Series C,
   Medium Term Notes,
   6.00%, 01/15/08(d)                                 1,190,000        1,191,345
   -Series D,
   Medium Term Notes,
   6.15%, 06/19/08(d)                                   275,000          275,830
                                                                  --------------
                                                                      12,506,495
                                                                  --------------
PAPER PACKAGING-0.06%
Sealed Air Corp., Sr. Unsec. Notes,
   5.38%, 04/15/08 (Acquired 05/18/07;
   Cost $908,144)(d)(f)                                 910,000          910,864
                                                                  --------------
PAPER PRODUCTS-0.06%
Union Camp Corp., Notes, 6.50%,
   11/15/07(d)                                          800,000          800,512
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-2.21%
Allstate Corp. (The), Jr. Sub. Global
   Deb., 6.13%, 05/15/37(d)                             540,000          531,479
Chubb Corp., Sr. Unsec. Notes, 5.47%,
   08/16/08(d)                                          990,000          994,792
CNA Financial Corp.,
   Sr. Unsec. Notes,
   6.45%, 01/15/08(d)                                 3,275,000        3,274,934
   6.60%, 12/15/08(d)                                 8,272,000        8,391,696
First American Capital Trust I, Gtd.
   Trust Pfd. Capital Securities,
   8.50%, 04/15/12(d)                                 4,705,000        5,215,257
North Front Pass-Through Trust, Pass
   Through Ctfs. Bonds, 5.81%,
   12/15/24 (Acquired 12/08/04; Cost
   $2,369,940)(d)(f)(h)                               2,350,000        2,244,932
Oil Casualty Insurance Ltd. (Bermuda),
   Unsec. Sub. Deb., 8.00%, 09/15/34
   (Acquired 04/29/05-06/09/05; Cost
   $3,737,949)(d)(f)                                  3,495,000        3,472,352
Oil Insurance Ltd., Notes, 7.56%
   (Acquired 06/15/06; Cost
   $6,280,000)(d)(f)(g)(h)                            6,280,000        6,498,481
QBE Capital  Funding II L.P.
   (Australia), Gtd. Sub. Bonds,
   6.80% (Acquired 04/25/07; Cost
   $350,000)(d)(f)(g)(h)                                350,000          343,294
                                                                  --------------
                                                                      30,967,217
                                                                  --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.01%
Chelsea GCA Realty Partnership L.P.,
   Unsec. Unsub. Notes, 7.25%,
   10/21/07(d)                                          150,000          150,080
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
REGIONAL BANKS-1.28%
Cullen/Frost Capital Trust I, Jr.
   Unsec. Gtd. Sub. Floating Rate
   Notes, 7.17%, 03/01/34(d)(h)                    $  4,050,000   $    3,921,129
Greater Bay Bancorp-Series B, Sr.
   Notes, 5.25%, 03/31/08(d)                            975,000          972,758
National City Corp., Sr. Unsec. Notes,
   3.20%, 04/01/08(d)                                   500,000          494,330
PNC Capital Trust C, Gtd. Floating
   Rate Trust Pfd. Capital Securities,
   6.11%, 06/01/28(d)(h)                              1,175,000        1,041,144
Silicon Valley Bank, Unsec. Sub.
   Notes, 6.05%, 06/01/17(d)                          2,020,000        1,944,129
TCF National Bank, Sub. Notes, 5.00%,
   06/15/14(d)(h)                                     1,500,000        1,458,150
US AgBank FCB-Series 1, Notes, 6.11%
   (Acquired 03/15/07; Cost
   $1,405,000)(d)(f)(g)(h)(j)                         1,405,000        1,440,518
Western Financial Bank, Unsec. Sub.
   Deb., 9.63%, 05/15/12(d)                           6,240,000        6,648,470
                                                                  --------------
                                                                      17,920,628
                                                                  --------------
REINSURANCE-0.16%
Stingray Pass-Through Trust, Pass
   Through Ctfs., 5.90%, 01/12/15
   (Acquired 01/07/05-07/19/07; Cost
   $2,927,640)(d)(f)(j)                               3,000,000        2,265,900
                                                                  --------------
RESIDENTIAL REIT'S-0.04%
AvalonBay Communities Inc., Sr. Unsec.
   Medium Term Notes, 8.25%,
   07/15/08(d)                                          550,000          560,643
                                                                  --------------
RESTAURANTS-0.15%
Yum! Brands Inc., Sr. Unsec. Notes,
   7.65%, 05/15/08(d)                                 2,090,000        2,114,704
                                                                  --------------
RETAIL REIT'S-0.12%
National Retail Properties Inc., Sr.
   Unsec. Notes, 7.13%, 03/15/08(d)                   1,360,000        1,364,556
Simon Property Group L.P., Unsec.
   Unsub. Notes, 6.38%, 11/15/07(d)                     100,000          100,079
Tanger Properties L.P.,  Sr. Unsec.
   Gtd. Notes, 9.13%, 02/15/08(d)                       215,000          217,079
                                                                  --------------
                                                                       1,681,714
                                                                  --------------
SPECIALIZED FINANCE-0.25%
CIT Group Inc., Sr. Notes, 4.75%,
   08/15/08(d)                                        2,290,000        2,261,718
CIT Group Inc., Sr. Unsec. Global
   Notes, 4.00%, 05/08/08(d)                          1,310,000        1,283,224
                                                                  --------------
                                                                       3,544,942
                                                                  --------------
SPECIALIZED REIT'S-0.45%
Health Care Property Investors Inc.,
   Sr. Sec. Floating Rate Medium Term Notes,
   6.14%, 09/15/08(d)(h)                              2,540,000        2,530,285
   Sr. Sec. Medium Term Notes,
   6.30%, 09/15/16(d)                                 2,020,000        1,979,257

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------   --------------
SPECIALIZED REIT'S-(CONTINUED)
Health Care REIT Inc., Sr. Notes,
   5.88%, 05/15/15(d)                              $  1,905,000   $    1,812,284
                                                                  --------------
                                                                       6,321,826
                                                                  --------------
SPECIALTY CHEMICALS-0.07%
Valspar Corp., Sr. Unsec. Unsub. Notes,
    5.63%, 05/01/12(d)                                  500,000          501,620
    6.05%, 05/01/17(d)                                  500,000          506,445
                                                                  --------------
                                                                       1,008,065
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-0.23%
Countrywide Financial Corp., Gtd.
   Global Medium Term Notes, 5.80%,
   06/07/12(d)                                        1,740,000        1,637,340
Countrywide Home Loans Inc.-Series K,
   Global Medium Term Notes, 4.25%,
   12/19/07(d)                                        1,210,000        1,198,021
PMI Group Inc. (The), Sr. Unsec.
   Notes, 5.57%, 11/15/08(d)                            415,000          411,410
                                                                  --------------
                                                                       3,246,771
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-0.07%
Western Power Distribution Holdings
   Ltd. (United Kingdom), Unsec.
   Unsub. Notes, 7.38%, 12/15/28
   (Acquired 01/25/05; Cost
   $1,008,342)(d)(f)                                    900,000          989,163
                                                                  --------------
TRUCKING-0.80%
Roadway Corp., Sr. Sec. Gtd. Global
   Notes, 8.25%, 12/01/08(d)                          4,077,000        4,169,222
Stagecoach Transport Holdings PLC
   (United Kingdom), Unsec. Unsub.
   Yankee Notes, 8.63%, 11/15/09(d)                   2,300,000        2,443,152
YRC Worldwide Inc., Sr. Unsec. Gtd.
   Floating Rate Global Notes, 6.93%,
   05/15/08(d)(h)                                     4,570,000        4,563,693
                                                                  --------------
                                                                      11,176,067
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-1.04%
Alamosa Delaware Inc., Sr. Gtd. Global
   Notes, 8.50%, 01/31/12(d)                          3,550,000        3,720,293
Nextel Communications, Inc.-Series D,
   Sr. Gtd. Notes, 7.38%, 08/01/15(d)                 4,290,000        4,372,926
Sprint Nextel Corp., Deb., 9.25%,
   04/15/22(d)                                        2,900,000        3,388,070
US Unwired Inc.-Series B, Sr. Sec.
   Gtd. Global Notes, 10.00%,
   06/15/12(d)                                        2,220,000        2,383,436
Vodafone Group PLC (United Kingdom),
   Unsec. Global Notes, 5.63%,
   02/27/17(d)                                          720,000          701,770
                                                                  --------------
                                                                      14,566,495
                                                                  --------------
      Total Bonds & Notes
       (Cost $372,405,744)                                           366,454,857
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                   ------------   --------------
U.S. MORTGAGE-BACKED SECURITIES-18.12%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-5.17%
   Pass Through Ctfs.,
   6.50%, 01/01/16 to 01/01/35(d)                  $  2,537,900   $    2,588,304
   5.50%, 05/01/13 to 02/01/37(d)                     2,114,342        2,097,883
   7.00%, 06/01/15 to 06/01/32(d)                     3,897,122        4,049,278
   6.00%, 03/01/17 to 01/01/34(d)                     4,461,839        4,516,130
   4.50%, 10/01/18(d)                                   241,781          233,418
   8.00%, 01/01/27(d)                                   643,875          682,512
   7.50%, 11/01/30 to 03/01/32(d)                       319,355          334,061
   5.00%, 10/01/33(d)                                   249,445          238,810
   Pass Through Ctfs., TBA,
    5.00%, 11/01/37(d)(l)                            17,182,000       16,384,652
    5.50%, 11/01/37(d)(l)                             6,600,000        6,460,780
    6.00%, 11/01/37(d)(l)                             9,200,000        9,204,315
    6.50%, 11/01/37(d)(l)                            25,283,000       25,713,607
                                                                  --------------
                                                                      72,503,750
                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-11.51%
   Pass Through Ctfs.,
   8.50%, 03/01/10 to 10/01/28(d)                     1,124,996(k)     1,206,000
   6.50%, 04/01/14 to 01/01/37(d)                     2,517,145        2,585,381
   7.50%, 11/01/15 to 05/01/32(d)                     2,411,315        2,541,839
   7.00%, 12/01/15 to 09/01/32(d)                     2,415,053        2,509,455
   5.00%, 11/01/17 to 11/01/18(d)                     1,718,513        1,689,830
   5.50%, 11/01/18 to 08/01/34(d)                     8,980,262        8,863,739
   8.00%, 08/01/21 to 10/01/30(d)                       493,823          521,887
   6.00%, 03/01/22 to 03/01/37(d)                       178,226          178,501
   Pass Through Ctfs., TBA,
   5.50%, 10/01/22 to 11/01/37(d)(l)                 40,214,000       39,707,595
   6.00%, 10/01/22 to 11/01/37(d)(l)                 60,864,000       61,363,808
   7.00%, 10/01/37(d)(l)                             12,914,000       13,329,669
   6.50%, 11/01/37(d)(l)                             26,578,000       27,038,969
                                                                  --------------
                                                                     161,536,673
                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-1.44%
   Pass Through Ctfs.,
   6.50%, 10/15/08 to 04/15/37(d)                     4,665,558        4,774,466
   7.00%, 10/15/08 to 06/15/37(d)                     3,097,625        3,219,164
   6.00%, 11/15/08 to 10/15/33(d)                     6,101,642        6,159,492
   5.00%, 03/15/18(d)                                 1,339,296        1,319,610
   8.00%, 08/15/22 to 01/20/31(d)                       391,592          415,781
   7.50%, 06/15/23 to 05/15/32(d)                       876,620          920,196
   8.50%, 11/15/24 to 02/15/25(d)                        99,108          107,359
   5.50%, 12/15/31 to 05/15/35(d)                     3,329,822        3,288,767
                                                                      20,204,835
                                                                  --------------
     Total U.S. Mortgage-Backed Securities
        (Cost $254,757,974)                                          254,245,258
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                   ------------   --------------
ASSET-BACKED SECURITIES-3.16%
ASSET-BACKED SECURITIES - MANUFACTURED
   HOUSING-0.09%
Vanderbilt Mortgage Finance -Series 2002-B,
   Class A4 Pass Through Ctfs.(d)                  $  1,175,000   $   1,196,034
                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS-2.00%
Accredited Mortgage Loan Trust-Series
   2003-3, Class A3, Floating Rate
   Pass Through Ctfs., 5.89%,
   01/25/34(d)(h)                                       200,729         199,385
Banc of America Mortgage Securities
   Inc.-Series 2003-D, Class 2AI,
   Floating Rate Pass Through Ctfs.,
   4.18%, 05/25/33(d)(h)                                980,321         982,269
Capital One Multi-Asset Execution
   Trust-Series 2003-B4, Class B4,
   Floating Rate Pass Through Ctfs.,
   6.55%, 07/15/11(d)(h)                              2,230,000       2,232,938
Countrywide Asset-Backed Ctfs.-Series
   2004-6, Class 2A5, Floating Rate
   Pass Through Ctfs., 5.52%,
   11/25/34(d)(h)                                       434,323         429,297
Countrywide Home Loans-Series
   2004-HYB7, Class 1A2, Pass Through
   Ctfs., 4.69%, 11/20/34(d)(h)                         985,676         985,934
Credit Suisse First Boston Mortgage
   Securities Corp.,
   -Series 2004-AR3, Class 5A1,
   Pass Through Ctfs.,
   4.72%, 04/25/34(d)(h)                                965,420         958,300
   -Series 2004-AR7, Class 2A1,
   Pass Through Ctfs.,
   4.64%, 11/25/34(d)(h)                              1,123,615       1,123,535
   -Series 2004-C4, Class A6,
   Pass Through Ctfs.,
   4.69%, 10/15/39(d)                                 2,850,000       2,729,789
Federal Home Loan Bank
   (FHLB)-Series TQ-2015, Class A, Pass
   Through Ctfs., 5.07%, 10/20/15(d)                  2,271,404       2,261,228
GSR Mortgage Loan Trust-Series
   2004-5, Class 2A1, Pass Through Ctfs.,
   4.49%, 05/25/34(d)(h)                                612,690         602,583
Master Asset Securitization
   Trust-Series 2003-8, Class 1A1,
   Pass Through Ctfs., 5.50%,
   09/25/33(d)                                        2,634,685       2,569,055
MLCC Mortgage Investors, Inc.-
   Series 2003-G, Class A1, Floating Rate
   Pass Through Ctfs., 5.45%,
   01/25/29(d)(h)                                       779,261         777,661
Morgan Stanley Mortgage Loan
   Trust-Series 2004-6AR, Class 2A2,
   Pass Through Ctfs., 6.13%,
   08/25/34(d)(h)                                       525,157         523,826


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            8

AIM BASIC BALANCED FUND

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                   ------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)
Nomura Asset Acceptance Corp.-Series
   2005-AR1, Class 2A1, Floating Rate
   Pass Through Ctfs., 5.41%,
   02/25/35(d)(h)                                  $    173,612   $      173,149
Option One Mortgage Securities
   Corp.-Series 2007-4A, Floating Rate
   Notes, 5.23%, 04/25/12 (Acquired
   05/11/07; Cost $1,459,518) (d)(f)(h)               1,459,518        1,459,678
Residential Asset Mortgage
   Products, Inc.-Series 2003-RS2, Class AII,
   Floating Rate Pass Through Ctfs.,
   5.47%, 03/25/33(d)(h)                                188,920          185,876
Specialty Underwriting & Residential
   Finance-Series 2003-BC3, Class A,
   Floating Rate Pass Through Ctfs.,
   5.48%, 08/25/34(d)(h)                                  8,370            8,234
Structured Adjustable Rate Mortgage Loan Trust,
   -Series 2004-3AC, Class A1,
   Floating Rate Pass Through Ctfs.,
   4.94%, 01/25/34(d)(h)                              1,072,524        1,067,194
   -Series 2005-1, Class 1A1,
   Pass Through Ctfs.,
   5.11%, 02/25/35(d)(h)                                624,157          631,952
Structured Asset Securities Corp.,
   -Series 2003-37A, Class 7A,
   Pass Through Ctfs.,
   7.54%, 12/25/33(d)(h)                                377,914          389,505
   -Series 2004-2AC, Class A1,
   Floating Rate Pass Through Ctfs.,
   4.99%, 02/25/34(d)(h)                              2,142,943        2,134,059
   -Series 2007-OSI, Class A2,
   Floating Rate Pass Through Ctfs.,
   5.22%, 06/25/37(d)(h)                              2,559,071        2,539,269
U.S. Bank N.A., Sr. Medium Term Notes,
   5.92%, 05/25/12(d)                                 3,077,509        3,127,981
                                                                  --------------
                                                                      28,092,697
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.07%
Citicorp Lease Pass-Through
   Trust-Series 1999-1, Class A2, Pass
   Through Ctfs., 8.04%, 12/15/19
   (Acquired 06/01/00-01/26/06; Cost
   $6,733,854)c)(f)                                   6,085,000        7,030,323
LILACS Repackaging 2005-I-Series A,
   Sr. Sec. Notes, 5.14%, 01/15/64
   (Acquired 07/14/05; Cost
   $4,356,217)(f)(j)                                  4,356,217        4,282,902
Patrons' Legacy 2003-III-Series A,
   Ctfs., 5.65%, 01/17/17 (Acquired
   11/04/04; Cost $487,214) (f)(j)                      475,141          468,465
Patrons' Legacy 2004-1-Series A,
   Ctfs., 6.67%, 03/04/19 (Acquired
   04/30/04-07/14/05; Cost $3,346,569)
   (f)(j)                                             3,305,193        3,305,457
                                                                  --------------
                                                                      15,087,147
                                                                  --------------
      Total Asset-Backed Securities
         (Cost $44,586,141)                                           44,375,878
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                   ------------   --------------
U.S. GOVERNMENT AGENCY SECURITIES-1.01%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-0.73%
Unsec. Floating Rate Global
   Notes, 3.50%,
   02/17/09(d)(h)                                  $      3,860   $    3,765,893
Unsec. Notes, 6.25%,
   03/29/22 (d)                                           6,550        6,507,097
                                                                  --------------
                                                                      10,272,990
                                                                  --------------
STUDENT LOAN MARKETING ASSOCIATION-0.28%
Medium Term Notes 5.05%, 11/14/14(d)                  1,230,000        1,060,223
Unsec. Unsub. Floating Rate Medium Term
Notes 4.52%, 12/15/08(d)(h)                           1,520,000        1,492,762
Series A Medium Term Notes 3.63%,
   03/17/08(d)                                        1,380,000        1,367,373
                                                                  --------------
                                                                       3,920,358
                                                                  --------------
     Total U.S. Government Agency Securities
        (Cost $14,368,647)                                            14,193,348
                                                                  --------------
COMMERCIAL PAPER-0.13%
WIRELESS TELECOMMUNICATION SERVICES-0.13%
Sprint Nextel Corp., Disc. Commercial
   Paper, 6.15% , 10/05/07 (Cost
   $1,798,155) (m)                                    1,800,000        1,798,155
                                                                  --------------
MUNICIPAL OBLIGATIONS-0.37%
Detroit (City of), Michigan;Series
   2005 A-1, Taxable Capital
   Improvement Limited Tax GO,
   (INS-Ambac Assurance Corp.) 4.96%,
   04/01/20(d)(e)                                     1,550,000        1,458,054
Indianapolis (City of), Indiana Local Public
   Improvement Bond
   Bank;
   Series 2005 A,
   Taxable RB,
   5.22%, 07/15/20(d)                                 1,100,000        1,060,158
   5.28%, 01/15/22(d)                                   600,000          577,248
Industry (City of), California Urban
   Development Agency (Project
   3);Series 2003, Taxable Allocation
   RB, (INS-MBIA Insurance Corp.)
   6.10%, 05/01/24(d)(e)                              2,060,000        2,104,620
                                                                  --------------
     Total Municipal Obligations
        (Cost $5,362,665)                                              5,200,080
                                                                  --------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            9

AIM BASIC BALANCED FUND

                                                      SHARES          VALUE
                                                   ------------   --------------
PREFERRED STOCKS-1.10%
LIFE & HEALTH INSURANCE-0.13%
Aegon N.V.(Netherlands) 6.38% Pfd.                 $     79,800   $    1,775,550
                                                                  --------------
OFFICE SERVICES & SUPPLIES-0.71%
Pitney Bowes International Holdings Inc.
-Series D1 4.85% Pfd.(d)                                    102        9,952,656
                                                                  --------------
SPECIALIZED FINANCE-0.10%
Agfirst Farm Credit Bank -Class B 6.59% Pfd.
   (Acquired 06/05/07; Cost
   $1,485,000)(d)(f)(h)                               1,485,000        1,438,594
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-0.16%
Telephone & Data Systems, Inc. -Series A, 7.60%
   Pfd.                                                  93,000        2,193,870
                                                                  --------------
      Total Preferred Stocks
         (Cost $15,696,862)                                           15,360,670
                                                                  --------------
MONEY MARKET FUNDS-1.72%
Liquid Assets Portfolio -Institutional Class (n)     12,080,036       12,080,036
Premier Portfolio -Institutional Class(n)            12,080,036       12,080,036
                                                                  --------------
      Total Money Market Funds
         (Cost $24,160,072)                                           24,160,072
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-114.25%
   (Cost $1,388,755,336)                                           1,603,322,644
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-0.90%
Liquid Assets Portfolio -Institutional Class
   (Cost $12,679,036)(n)(o)                          12,679,036       12,679,036
                                                                  --------------
TOTAL INVESTMENTS-115.15%
   (Cost $1,401,434,372)                                           1,616,001,680
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(15.15)%                              (212,578,779)
                                                                  --------------
NET ASSETS-100.00%                                                $1,403,422,901
                                                                  ==============

Investment Abbreviations:

ADR    -- American Depositary Receipt
Ctfs.  -- Certificates
Deb.   -- Debentures
GO     -- General Obligation Bonds
Gtd.   -- Guaranteed
INS    -- Insurer
Jr.    -- Junior
LILACS -- Life Insurance and Life Annuities Based Certificates
Pfd.   -- Preferred
RB     -- Revenue Bonds
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at September 30, 2007.

(c)  Non-income producing security.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2007 was $685,680,847, which represented 48.86% of the Fund's Net Assets. See Note 1A.

(e) Principal and/or interest payments are secured by the bond insurance company listed.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $107,523,044, which represented 7.66% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)  Perpetual bond with no specified maturity date.

(h) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2007.

(i) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2007 represented 0.15% of the Fund's Net Assets. See Note 1A.

(j) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at September 30, 2007 was $18,237,314 which represented 1.30% of the Fund's Net Assets.

(k) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 4.

(l) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(m) Commercial paper issued at a discount. The interest rate shown represents the yield to maturity at the time of purchase by the fund.

(n) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(o) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign

AIM BASIC BALANCED FUND
     securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM BASIC BALANCED FUND

D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM BASIC BALANCED FUND

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities. The Fund amortizes upfront payments

AIM BASIC BALANCED FUND
     and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE       DIVIDEND
FUND                          12/31/06        COST           SALES         09/30/07      INCOME
----                        -----------   ------------   -------------   -----------   ----------
Liquid Assets Portfolio -
Institutional Class         $21,896,097   $257,980,465   $(267,796,526)  $12,080,036   $  662,418

Premier  Portfolio-
Institutional Class          21,896,097    257,980,465    (267,796,526)   12,080,036      659,659
                            -----------   ------------   -------------   -----------   ----------
   SUBTOTAL                 $43,792,194   $515,960,930   $(535,593,052)  $24,160,072   $1,322,077
                            -----------   ------------   -------------   -----------   ----------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE       DIVIDEND
FUND                          12/31/06        COST           SALES         09/30/07      INCOME*
----                        -----------   ------------   -------------   -----------   ----------
Liquid Assets Portfolio -
Institutional Class         $        --   $245,197,375   $(232,518,339)  $12,679,036   $    1,877
                            -----------   ------------   -------------   -----------   ----------
   TOTAL INVESTMENTS
      IN AFFILIATES         $43,792,194   $761,158,305   $(768,111,391)  $36,839,108   $1,323,954
                            ===========   ============   =============   ===========   ==========

*    Net of compensation to counterparties.

AIM BASIC BALANCED FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $12,321,893 were on loan to brokers. The loans were secured by cash collateral of $12,679,036 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $1,877 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- FUTURES CONTRACTS

On September 30, 2007, $13,717,851 principal amount of U.S. Mortgage-Backed obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                          UNREALIZED
                             NUMBER OF       MONTH/          VALUE       APPRECIATION
        CONTRACT             CONTRACTS     COMMITMENT      09/30/07     (DEPRECIATION)
        --------             ---------   -------------   ------------   --------------
U.S. Treasury Long Bonds        233      Dec.-07/Long    $ 25,943,094      $(2,931)
U.S.Treasury 5 Year Notes       246      Dec.-07/Short    (26,329,688)      27,103
U.S.Treasury 10 Year Notes        5      Dec.-07/Short       (546,406)      (3,449)
            Subtotal Short                                (26,876,094)      23,654
                                                         ------------      -------
   Total Futures Contracts                               $   (933,000)     $20,723
                                                         ============      =======

AIM BASIC BALANCED FUND

NOTE 5 -- CREDIT DEFAULT SWAP AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                       (PAY)/                  NOTIONAL     UNREALIZED
                                                          BUY/SELL     RECEIVE    EXPIRATION    AMOUNT     APPRECIATION
     COUNTERPARTY              REFERENCE ENTITY         PROTECTION   FIXED RATE      DATE        (000)    (DEPRECIATION)
     ------------       -----------------------------   ----------   ----------   ----------   --------   --------------
Lehman Brothers, Inc.     Residential Capital, LLC         Sell         5.00%      03/20/08     $ 1,525     $  46,467
Lehman Brothers, Inc.     Residential Capital, LLC         Sell         5.00%      03/20/08       4,000       121,884
Lehman Brothers, Inc.          CIT Group Inc.              Sell         2.50%      09/20/08       1,225         3,382
Lehman Brothers, Inc.          CIT Group Inc.              Sell         2.40%      09/20/08       2,745         4,953
Lehman Brothers, Inc.   Lehman Brothers Holdings Inc.      Sell         0.90%      09/20/08       5,190        13,076
Lehman Brothers, Inc.             MBIA Inc.                Sell         1.90%      09/20/08      10,400        84,339
Lehman Brothers, Inc.      Residential Capital, LLC        Sell         6.80%      09/20/08       3,600      (231,042)
Lehman Brothers, Inc.     Residential Capital, LLC         Sell         2.75%      09/20/08       1,525      (149,597)
Lehman Brothers, Inc.             CDX NA.IG                Sell         0.75%      06/20/12      26,000       193,409
                                                                                                            ---------
   TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                                     $  86,871
                                                                                                            =========

NOTE 6 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $498,515,602 and $717,348,975, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities    $233,021,362
Aggregate unrealized (depreciation) of investment securities   (28,980,672)
                                                              ------------
Net unrealized appreciation of investment securities          $204,040,690
                                                              ============

Cost of investments for tax purposes is $1,411,960,990.

                         AIM EUROPEAN SMALL COMPANY FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   ESC-QTR-1 9/07  A I M Advisors.Inc.

AIM European Small Company Fund

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                                          SHARES        VALUE
                                                                        ---------   ------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-92.43%
AUSTRIA-3.11%
A-TEC Industries A.G. (Construction & Engineering)                         43,800   $  8,363,820
                                                                        ---------   ------------
Andritz A.G. (Industrial Machinery)                                       116,240      8,031,550
                                                                        ---------   ------------
                                                                                      16,395,370
                                                                                    ------------
BELGIUM-1.91%
EVS Broadcast Equipment S.A. (Communications Equipment)                   100,500     10,046,946
                                                                        ---------   ------------
BRAZIL-1.01%
Ocean Wilson Holdings Ltd. (Marine)                                       325,000      5,352,978
                                                                        ---------   ------------
DENMARK-0.64%
TK Development A/S (Real Estate Management & Development) (b)             177,200      3,372,365
                                                                        ---------   ------------
FINLAND-1.78%
Nokian Renkaat Oyj (Tires & Rubber)                                       239,600      9,382,905
                                                                        ---------   ------------
FRANCE-1.81%
April Group (Insurance Brokers)                                            82,700      5,100,839
                                                                        ---------   ------------
Sword Group (Systems Software)                                             78,300      4,422,996
                                                                        ---------   ------------
                                                                                       9,523,835
                                                                                    ------------
GERMANY-8.09%
D+S europe A.G. (Diversified Commercial &
   Professional Services) (b)(c)                                          491,336      8,898,817
                                                                        ---------   ------------
Elexis A.G. (Industrial Machinery)                                        190,500      5,528,526
                                                                        ---------   ------------
ElringKlinger A.G. (Auto Parts & Equipment)                               106,900     12,119,782
                                                                        ---------   ------------
Suess MicroTec A.G. (Semiconductor Equipment) (b)                         272,500      2,902,934
                                                                        ---------   ------------
Symrise A.G. (Specialty Chemicals) (b)(d)                                 164,884      4,367,173
                                                                        ---------   ------------
Takkt A.G. (Catalog Retail) (d)                                           326,300      5,527,082
                                                                        ---------   ------------
Wirecard A.G. (Diversified Commercial & Professional Services) (b)        236,371      3,313,582
                                                                        ---------   ------------
                                                                                      42,657,896
                                                                                    ------------
GREECE-9.25%
Blue Star Maritime S.A. (Marine) (d)                                      541,600      2,957,076
                                                                        ---------   ------------
Intralot S.A. (Casinos & Gaming)                                          370,846     15,337,041
                                                                        ---------   ------------
Jumbo S.A. (Leisure Products) (b)                                         479,900     16,411,562
                                                                        ---------   ------------
Mytilineos Holdings S.A. (Diversified Metals & Mining) (d)                136,000      7,734,244
                                                                        ---------   ------------
Titan Cement Co. (Construction Materials)                                 122,271      6,319,193
                                                                        ---------   ------------
                                                                                      48,759,116
                                                                                    ------------

                                                                          SHARES        VALUE
                                                                        ---------   ------------
HUNGARY-0.83%
Richter Gedeon Nyrt. (Pharmaceuticals)                                     20,424   $  4,363,889
                                                                        ---------   ------------
IRELAND-2.39%
CPL Resources PLC (Human Resource & Employment Services)                  540,000      3,965,984
                                                                        ---------   ------------
Paddy Power PLC (Casinos & Gaming)                                        245,700      8,619,662
                                                                        ---------   ------------
                                                                                      12,585,646
                                                                                    ------------
ISRAEL-0.82%
Advanced Vision Technology Ltd. (Electronic Equipment
   Manufacturers) (b)                                                     251,656      4,306,639
                                                                        ---------   ------------
ITALY-6.15%
Antichi Pellettieri S.p.A. (Apparel, Accessories & Luxury Goods)          324,828      4,352,113
                                                                        ---------   ------------
Biesse S.p.A. (Industrial Machinery)                                      492,600     14,366,061
                                                                        ---------   ------------
Cementir S.p.A. Cementerie del Tirreno
   (Construction Materials) (d)                                           904,313      9,121,234
                                                                        ---------   ------------
Prima Industrie S.p.A. (Industrial Machinery)                              93,300      4,595,724
                                                                        ---------   ------------
                                                                                      32,435,132
                                                                                    ------------
NETHERLANDS-14.41%
Aalberts Industries N.V. (Industrial Machinery)                           519,336     12,383,251
                                                                        ---------   ------------
Accell Group N.V. (Leisure Products) (c)                                  180,499      8,443,036
                                                                        ---------   ------------
Bateman Litwin N.V. (Construction & Engineering) (d)                    1,260,000      7,099,135
                                                                        ---------   ------------
Beter Bed Holding N.V. (Homefurnishing Retail) (d)                        209,746      5,916,957
                                                                        ---------   ------------
Eriks Group N.V. (Trading Companies & Distributors)                        69,276      5,236,109
                                                                        ---------   ------------
Koninklijke BAM Groep N.V. (Construction & Engineering)
   (Acquired 12/10/04; Cost $303,940)(e)                                   35,000        932,883
                                                                        ---------   ------------
Koninklijke BAM Groep N.V. (Construction & Engineering)                   290,594      7,745,437
                                                                        ---------   ------------
Smartrac N.V. (Electronic Equipment Manufacturers) (b)                    128,000      6,662,739
                                                                        ---------   ------------
Smit Internationale N.V. (Marine Ports & Services)                        142,664     12,453,366
                                                                        ---------   ------------
USG People N.V. (Human Resource & Employment Services)                    319,757      9,115,549
                                                                        ---------   ------------
                                                                                      75,988,462
                                                                                    ------------
NORWAY-9.90%
Acta Holding A.S.A. (Diversified Capital Markets)                         488,555      2,201,861
                                                                        ---------   ------------
Arrow Seismic A.S.A. (Oil & Gas Equipment & Services)
   (Acquired 02/13/06; Cost $1,627,883)(b)(e)                             310,000      3,449,715
                                                                        ---------   ------------

AIM European Small Company Fund

                                                                          SHARES        VALUE
                                                                        ---------   ------------
NORWAY-(CONTINUED)
Cermaq A.S.A. (Packaged Foods & Meats)                                    388,600   $  7,207,308
                                                                        ---------   ------------
ODIM A.S.A. (Industrial Machinery) (b)                                    452,700      6,108,207
                                                                        ---------   ------------
Petroleum Geo-Services A.S.A. (Oil & Gas Equipment & Services) (d)        483,900     13,858,800
                                                                        ---------   ------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
   Equipment & Services) (b)(d)                                           385,107      7,849,159
                                                                        ---------   ------------
Veidekke A.S.A. (Construction & Engineering)                            1,256,000     11,530,950
                                                                        ---------   ------------
                                                                                      52,206,000
                                                                                    ------------
SWEDEN-3.34%
Hexagon A.B. -Class B (Industrial Machinery)                              389,010      7,893,455
                                                                        ---------   ------------
Indutrade A.B. (Trading Companies & Distributors)
   (Acquired 10/05/05; Cost $848,248)(e)                                  101,900      2,372,085
                                                                        ---------   ------------
Oriflame Cosmetics S.A.-SDR (Personal Products)                            81,350      4,936,271
                                                                        ---------   ------------
Poolia A.B. -Class B (Human Resource & Employment Services)               396,300      2,429,326
                                                                        ---------   ------------
                                                                                      17,631,137
                                                                                    ------------
SWITZERLAND-9.76%
Banque Cantonale Vaudoise (Diversified Banks)                              12,700      5,700,400
                                                                        ---------   ------------
Conzzeta Holding A.G. (Industrial Machinery)                                2,347      4,879,145
                                                                        ---------   ------------
Daetwyler Holding A.G. (Industrial Conglomerates)                         143,000     10,681,222
                                                                        ---------   ------------
Interroll Holding A.G. (Industrial Machinery)                              15,500      7,722,804
                                                                        ---------   ------------
Lem Holding S.A. (Electronic Equipment Manufacturers)                      23,065      7,014,101
                                                                        ---------   ------------
Mobilezone Holding A.G. (Computer & Electronics Retail)                 1,111,003      7,291,618
                                                                        ---------   ------------
Rieter Holding A.G. (Auto Parts & Equipment)                                8,900      4,816,659
                                                                        ---------   ------------
Schweiter A.G. (Industrial Machinery)                                       9,000      3,338,029
                                                                        ---------   ------------
                                                                                      51,443,978
                                                                                    ------------
UNITED KINGDOM-17.23%
Amlin PLC (Multi-Line Insurance)                                          953,000      6,424,873
                                                                        ---------   ------------
Catlin Group Ltd. (Property & Casualty Insurance)                         497,700      4,661,356
                                                                        ---------   ------------
Findel PLC (Catalog Retail)                                               229,400      3,022,703
                                                                        ---------   ------------
Homeserve PLC (Diversified Commercial & Professional Services)            281,500      9,964,161
                                                                        ---------   ------------
IG Group Holdings PLC (Specialized Finance)                               383,657      2,973,117
                                                                        ---------   ------------
Informa PLC (Publishing)                                                  450,919      4,617,627
                                                                        ---------   ------------
Inspired Gaming Group PLC (Casinos & Gaming)                            1,392,132     10,133,082
                                                                        ---------   ------------
Kier Group PLC (Construction & Engineering) (d)                           163,671      6,106,708
                                                                        ---------   ------------
Lancashire Holdings Ltd. (Reinsurance) (b)                                944,500      6,995,629
                                                                        ---------   ------------
Management Consulting Group PLC (Diversified
   Commercial & Professional Services)                                  4,595,890      3,714,351
                                                                        ---------   ------------

                                                                          SHARES        VALUE
                                                                        ---------   ------------
UNITED KINGDOM-(CONTINUED)
Mears Group PLC (Diversified Commercial & Professional Services)        1,030,000   $  5,526,739
                                                                        ---------   ------------
Mitie Group PLC (Environmental & Facilities Services)                   1,405,000      7,186,751
                                                                        ---------   ------------
Morgan Sindall PLC (Construction & Engineering)                           171,000      5,475,537
                                                                        ---------   ------------
Sci Entertainment Group PLC (Home Entertainment Software) (b)             680,642      5,121,388
                                                                        ---------   ------------
Ultra Electronics Holdings PLC (Aerospace & Defense)                      214,250      4,857,098
                                                                        ---------   ------------
Zetar PLC (Packaged Foods & Meats) (b)                                    356,000      4,093,573
                                                                        ---------   ------------
                                                                                      90,874,693
                                                                                    ------------
      Total Foreign Common Stocks & Other Equity Interests
         (Cost $268,540,638)                                                         487,326,987
                                                                                    ------------
FOREIGN PREFERRED STOCKS-2.95%
GERMANY-2.95%
Fuchs Petrolub A.G. -Pfd. (Commodity
   Chemicals)(c)(d) (Cost $7,012,436)                                     168,512     15,543,526
                                                                        ---------   ------------
MONEY MARKET FUNDS-3.27%
Liquid Assets Portfolio -Institutional Class(f)                         8,632,147      8,632,147
                                                                        ---------   ------------
Premier Portfolio -Institutional Class(f)                               8,632,147      8,632,147
                                                                        ---------   ------------
      Total Money Market Funds (Cost $17,264,294)                                     17,264,294
                                                                                    ------------
TOTAL INVESTMENTS (excluding investments purchased with
   cash collateral from securities on loan)-98.65%
   (Cost $292,817,368)                                                               520,134,807
                                                                                    ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-1.25%
Liquid Assets Portfolio -Institutional Class
   (Cost $6,600,227)(f)(g)                                              6,600,227      6,600,227
                                                                        ---------   ------------
TOTAL INVESTMENTS-99.90% (Cost $299,417,595)                                         526,735,034
                                                                                    ------------
OTHER ASSETS LESS LIABILITIES-0.10%                                                      518,582
                                                                                    ------------
NET ASSETS-100.00%                                                                  $527,253,616
                                                                                    ------------

Investment Abbreviations:

Pfd. -- Preferred

SDR  -- Swedish Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at September 30, 2007.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM European Small Company Fund

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $86,081,094, which represented 16.33% of the Fund's Net Assets. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $6,754,683, which represented 1.28% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

AIM European Small Company Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM European Small Company Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM European Small Company Fund
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE       DIVIDEND
FUND                          12/31/06        COST           SALES         09/30/07      INCOME
-------------------------   -----------   ------------   -------------   -----------   ----------
Liquid Assets Portfolio -
Institutional Class         $10,962,757   $ 62,472,032   $ (64,802,642)  $ 8,632,147   $  636,317
                            -----------   ------------   -------------   -----------   ----------
Premier Portfolio-
Institutional Class          10,962,757     62,472,032     (64,802,642)    8,632,147      633,658
                            -----------   ------------   -------------   -----------   ----------
   SUBTOTAL                 $21,925,514   $124,944,064   $(129,605,284)  $17,264,294   $1,269,975
                            ===========   ============   =============   ===========   ==========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE       DIVIDEND
FUND                          12/31/06        COST           SALES         09/30/07      INCOME*
-------------------------   -----------   ------------   -------------   -----------   ----------
Liquid Assets Portfolio -
Institutional Class         $31,663,353   $168,857,154   $(193,920,280)  $ 6,600,227   $  297,480
                            -----------   ------------   -------------   -----------   ----------
   TOTAL INVESTMENTS
      IN AFFILIATES         $53,588,867   $293,801,218   $(323,525,564)  $23,864,521   $1,567,455
                            ===========   ============   =============   ===========   ==========

*    Net of compensation to counterparties.

AIM European Small Company Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $6,351,659 were on loan to brokers. The loans were secured by cash collateral of $6,600,227 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $297,480 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $391,051,645 and $357,542,942, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $228,465,313
                                                                   ------------
Aggregate unrealized (depreciation) of investment securities         (3,237,588)
                                                                   ------------
Net unrealized appreciation of investment securities               $225,227,725
                                                                   ============
Cost of investments for tax purposes is $301,507,309.

                              AIM GLOBAL VALUE FUND

          Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestments.com               GLV-QTR-1 9/07             A I M Advisors, Inc.

                                                       (AIM INVESTMENTS(R) LOGO)

AIM GLOBAL VALUE FUND

SCHEDULE OF INVESTMENTS (a)
September 30, 2007
(Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-60.88%
CANADA-4.36%
E-L Financial Corp. Ltd. (Multi-Line
   Insurance)                                              10,228   $  6,325,579
Fronteer Development Group Inc.
   (Diversified Metals & Mining) (b)                      258,100      2,686,919
Saskatchewan Wheat Pool, Inc. (Agricultural
   Products) (b)                                          182,500      2,129,350
Suncor Energy, Inc. (Integrated Oil & Gas)                 47,400      4,496,850
                                                                    ------------
                                                                      15,638,698
                                                                    ------------
FINLAND-2.36%
Nokia Oyj -ADR (Communications Equipment)                 223,000      8,458,390
                                                                    ------------
FRANCE-4.99%
Business Objects S.A. (Application
   Software) (b)                                           61,700      2,754,098
Renault S.A. (Automobile Manufacturers) (c)                39,500      5,717,505
Sanofi-Aventis (Pharmaceuticals)                          111,500      9,442,023
                                                                    ------------
                                                                      17,913,626
                                                                    ------------
GERMANY-2.57%
Bayerische Motoren Werke A.G. (Automobile
   Manufacturers)                                         142,800      9,210,957
                                                                    ------------
HONG KONG-2.74%
Cheung Kong (Holdings) Ltd. (Real Estate
   Management & Development) (c)                          325,000      5,331,310
Henderson Land Development Co. Ltd. (Real
   Estate Management & Development) (c)                   571,000      4,505,763
                                                                    ------------
                                                                       9,837,073
                                                                    ------------
IRELAND-2.00%
Bank of Ireland (Diversified Banks)                       387,300      7,180,271
                                                                    ------------
JAPAN-17.06%
Fujitsu Ltd. (Computer Hardware) (c)                      604,000      4,250,780
Hitachi, Ltd. (Electronic Equipment
   Manufacturers) (c)                                     246,000      1,632,663
Japan Petroleum Exploration Co., Ltd. (Oil
   & Gas Exploration & Production) (c)(d)                  71,800      5,318,171
Keyence Corp. (Electronic Equipment
   Manufacturers) (c)(d)                                   30,500      6,753,486
Meitec Corp. (Diversified Commercial &
   Professional Services) (c)(d)                          402,400     11,789,690

                                                         SHARES         VALUE
                                                       ----------   ------------
JAPAN-(CONTINUED)
NTT DoCoMo, Inc. (Wireless
   Telecommunication Services) (c)(d)                       6,545   $  9,298,300
Sega Sammy Holdings Inc. (Leisure Products)
   (c)(d)                                                 404,000      5,367,173
Shinsei Bank, Ltd. (Regional Banks) (c)(d)              1,416,000      4,445,293
Sony Corp. (Consumer Electronics) (c)(d)                  105,600      5,077,745
Toyota Industries Corp. (Auto Parts &
   Equipment) (c)(d)                                      169,900      7,290,204
                                                                    ------------
                                                                      61,223,505
                                                                    ------------
NETHERLANDS-4.62%
ABN AMRO Holding N.V. (Diversified
   Banks) (c)                                             113,400      5,955,395
Akzo Nobel N.V. (Diversified Chemicals) (d)                48,013      3,957,643
Heineken N.V. (Brewers) (d)                               101,300      6,648,230
                                                                    ------------
                                                                      16,561,268
                                                                    ------------
NEW ZEALAND-0.68%
Telecom Corp. of New Zealand Ltd.
   (Integrated Telecommunication
   Services) (c)(d)                                       726,311      2,451,420
                                                                    ------------
SINGAPORE-1.80%
Singapore Airport Terminal Services Ltd.
   (Airport Services)                                   3,500,500      6,456,226
                                                                    ------------
SOUTH KOREA-2.17%
SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services)                            262,600      7,799,220
                                                                    ------------
SWITZERLAND-3.48%
Nestle S.A. (Packaged Foods & Meats)                       11,150      5,009,471
Novartis A.G. (Pharmaceuticals) (c)                       135,900      7,479,863
                                                                    ------------
                                                                      12,489,334
                                                                    ------------
UNITED KINGDOM-12.05%
Diageo PLC (Distillers & Vintners) (c)                    276,954      6,075,577
GlaxoSmithKline PLC -ADR (Pharmaceuticals)                172,600      9,182,320
HSBC Holdings PLC (Diversified Banks) (c)                 355,200      6,478,470
Lloyds TSB Group PLC (Diversified Banks)                  576,300      6,396,827
Royal Bank of Scotland Group PLC
   (Diversified Banks)                                    753,800      8,097,141

AIM GLOBAL VALUE FUND

                                                         SHARES         VALUE
                                                       ----------   ------------
UNITED KINGDOM-(CONTINUED)
Vodafone Group PLC (Wireless
   Telecommunication Services) (c)                      1,940,237   $  7,028,015
                                                                    ------------
                                                                      43,258,350
                                                                    ------------
      Total Foreign Common Stocks & Other Equity
         Interests
         (Cost $191,462,064)                                         218,478,338
                                                                    ------------
DOMESTIC COMMON STOCKS-36.24%
BREWERS-1.45%
Anheuser-Busch Cos., Inc.                                 103,900      5,193,961
                                                                    ------------
BROADCASTING & CABLE TV-2.14%
Liberty Media Corp. Capital -Series A (b)                  61,500      7,677,045
                                                                    ------------
CATALOG RETAIL-1.52%
Liberty Media Corp. - Interactive
   -Series A (b)                                          283,000      5,436,430
                                                                    ------------
COMMUNICATIONS EQUIPMENT-4.54%
Motorola, Inc.                                            878,900     16,286,017
                                                                    ------------
COMPUTER HARDWARE-4.29%
Dell Inc. (b)                                             557,550     15,388,380
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS-2.16%
QLogic Corp. (b)                                          575,700      7,743,165
                                                                    ------------
ELECTRONIC MANUFACTURING SERVICES-1.00%
Tyco Electronics Ltd.                                     101,550      3,597,917
                                                                    ------------
HEALTH CARE EQUIPMENT-1.17%
Covidien Ltd. (b)                                         101,550      4,214,325
                                                                    ------------
HYPERMARKETS & SUPER CENTERS-1.73%
Wal-Mart Stores, Inc.                                     141,999      6,198,256
                                                                    ------------
INDUSTRIAL CONGLOMERATES-1.33%
Tyco International Ltd.                                   107,550      4,768,767
                                                                    ------------
PACKAGED FOODS & MEATS-1.43%
Lancaster Colony Corp.                                    134,291      5,125,887
                                                                    ------------
PERSONAL PRODUCTS-2.47%
Avon Products, Inc.                                       236,600      8,879,598
                                                                    ------------
PHARMACEUTICALS-1.10%
Merck & Co. Inc.                                           76,600      3,959,454
                                                                    ------------
PROPERTY & CASUALTY INSURANCE-4.77%
Berkshire Hathaway Inc. -Class A (b)                           92     10,902,920
Progressive Corp. (The)                                   320,600      6,222,846
                                                                    ------------
                                                                      17,125,766
                                                                    ------------
SYSTEMS SOFTWARE-3.28%
Microsoft Corp.                                           399,900     11,781,054
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
THRIFTS & MORTGAGE FINANCE-1.86%
Washington Mutual, Inc.                                   189,100   $  6,677,121
                                                                    ------------
      Total Domestic Common Stocks
         (Cost $119,271,912)                                         130,053,143
                                                                    ------------
MONEY MARKET FUNDS-3.20%
Liquid Assets Portfolio -Institutional
   Class(e)                                             5,749,567      5,749,567
Premier Portfolio -Institutional Class(e)               5,749,567      5,749,567
                                                                    ------------
      Total Money Market Funds
         (Cost $11,499,134)                                           11,499,134
                                                                    ------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.32%
   (Cost $322,233,110)                                               360,030,615
                                                                    ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-13.13%
Liquid Assets Portfolio -Institutional Class
   (Cost $47,104,174)(e)(f)                            47,104,174     47,104,174
                                                                    ------------
TOTAL INVESTMENTS-113.45%
   (Cost $369,337,284)                                               407,134,789
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(13.45)%                               (48,267,640)
                                                                    ------------
NET ASSETS-100.00%                                                  $358,867,149
                                                                    ============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $112,246,823, which represented 31.28% of the Fund's Net Assets. See Note 1A.

(d)  All or a portion of this security was out on loan at September 30, 2007.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL VALUE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM GLOBAL VALUE FUND
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM GLOBAL VALUE FUND
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                     VALUE       PURCHASES       PROCEEDS        VALUE       DIVIDEND
FUND                                12/31/06      AT COST       FROM SALES      09/30/07      INCOME
----                              -----------   -----------   -------------   -----------   ----------
Liquid Assets Portfolio-
   Institutional Class            $20,450,076   $37,958,939   $ (52,659,448)  $ 5,749,567   $  611,930
Premier Portfolio-Institutional
   Class                           20,450,076    37,958,939     (52,659,448)    5,749,567      609,289
                                  -----------   -----------   -------------   -----------   ----------
   SUBTOTAL                       $40,900,152   $75,917,878   $(105,318,896)  $11,499,134   $1,221,219
                                  -----------   -----------   -------------   -----------   ----------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                              VALUE        PURCHASES       PROCEEDS        VALUE       DIVIDEND
FUND                         12/31/06       AT COST       FROM SALES      09/30/07      INCOME*
----                       -----------   ------------   -------------   -----------   ----------
Liquid Assets Portfolio-
   Institutional Class     $        --   $ 83,504,132   $ (36,399,958)  $47,104,174   $   18,898
                           -----------   ------------   -------------   -----------   ----------
   TOTAL INVESTMENT
      IN AFFILIATES        $40,900,152   $159,422,010   $(141,718,854)  $58,603,308   $1,240,117
                           ===========   ============   =============   ===========   ==========

*    Net of compensation to counterparties.

AIM GLOBAL VALUE FUND

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $45,010,940 were on loan to brokers. The loans were secured by cash collateral of $47,104,174 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $18,898 for securities lending transactions, which are net of compensation to counterparties.

AIM GLOBAL VALUE FUND

NOTE 4 -- FOREIGN CURRENCY CONTRACTS

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END

                        CONTRACT TO
SETTLEMENT   --------------------------------      VALUE       UNREALIZED
   DATE            DELIVER         RECEIVE       09/30/07     APPRECIATION
----------   ----------------   -------------   ----------   --------------
10/24/07     NZD    2,090,000   USD 1,650,682    1,579,962        70,720
11/21/07     JPY4,383,000,000   USD38,990,222   38,411,430       578,792
                                                                --------
                                                                $649,512
                                                                ========

                       CONTRACT TO
SETTLEMENT   --------------------------------      VALUE       UNREALIZED
   DATE           DELIVER          RECEIVE       09/30/07    (DEPRECIATION)
----------   ----------------   -------------   ----------   --------------
11/21/07     EUR   22,500,000   USD30,531,375   32,125,284     (1,593,909)
11/21/07     GBP    8,600,000   USD17,061,798   17,574,195       (512,397)
12/12/07     CAD   10,050,000   USD 9,641,305   10,117,611       (476,306)
12/12/07     KRW4,540,000,000   USD 4,868,633    4,978,071       (109,438)
                                                              -----------
                                                              $(2,692,050)
                                                              -----------
   TOTAL OPEN FOREIGN CURRENCY CONTRACTS                      $(2,042,538)
                                                              ===========

                 CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END

                   CONTRACT TO
  CLOSED     -----------------------     VALUE         REALIZED
   DATE        DELIVER      RECEIVE     09/30/07         GAIN
----------   ----------   ----------   ----------   --------------
10/24/07     NZD300,000   USD236,940      226,812         10,128
10/24/07     NZD190,000   USD150,062      140,997          9,065
                                                     -----------
   TOTAL CLOSED FOREIGN CURRENCY CONTRACTS           $    19,193
                                                     -----------
   TOTAL FOREIGN CURRENCY CONTRACTS                  $(2,023,345)
                                                     ===========

CURRENCY ABBREVIATIONS:

CAD -- CANADIAN DOLLAR
EUR -- EURO
GBP -- BRITISH POUND STERLING
JPY -- JAPANESE YEN
KRW -- SOUTH KOREAN WON
NZD -- NEW ZEALAND DOLLAR
USD -- U.S. DOLLAR

AIM GLOBAL VALUE FUND

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $137,841,126 and $68,069,507, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 50,275,690
Aggregate unrealized (depreciation) of investment securities    (14,255,175)
                                                               ------------
Net unrealized appreciation of investment securities           $ 36,020,515
                                                               ============

Cost of investments for tax purposes is $371,114,274.

                      AIM International Small Company Fund
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestments.com               ISC-QTR-1 9/07             A I M Advisors, Inc.

                                                      (AIM INVESTMENTS (R) LOGO)

AIM International Small Company Fund

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                       SHARES         VALUE
                                                    -----------   -------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-90.38%
AUSTRALIA-3.49%
Australian Wealth Management Ltd. (Asset
   Management & Custody Banks)(b)(c)                  3,563,600   $    7,808,378
Bradken Ltd. (Construction & Farm Machinery
   & Heavy Trucks)(c)                                   890,969        8,399,025
MFS Ltd. (Hotels, Resorts & Cruise
   Lines)(b)(c)                                       2,307,447        9,565,488
United Group Ltd. (Construction &
   Engineering)(b)(c)                                   649,500       10,645,183
                                                                  --------------
                                                                      36,418,074
                                                                  --------------
AUSTRIA-1.04%
Andritz A.G. (Industrial Machinery)                     157,200       10,861,662
                                                                  --------------
BELGIUM-0.83%
EVS Broadcast Equipment S.A.
   (Communications Equipment)                            86,160        8,613,382
                                                                  --------------
BRAZIL-6.50%
All America Latina Logistica (Railroads)(d)             395,800        5,583,954
American Banknote S.A. (Commercial
   Printing) (Acquired 04/26/06; Cost
   $2,603,647)(e)                                       325,900        3,525,694
American Banknote S.A. (Commercial
   Printing)                                          1,100,600       11,906,655
Equatorial Energia S.A. (Electric
   Utilities)  (Acquired 03/31/06; Cost
   $2,726,949)(e)(f)(g)                                 411,600        4,266,448
Equatorial Energia S.A. (Electric
   Utilities)(f)(g)                                   1,246,700       12,922,695
Gafisa S.A. (Homebuilding)                              600,400       10,104,932
Klabin Segall S.A. (Real Estate Management
   & Development)  (Acquired 10/06/06; Cost
   $4,184,358)(e)                                       602,980        5,806,109
Klabin Segall S.A. (Real Estate Management
   & Development)                                       518,500        4,992,649
OdontoPrev S.A. (Life & Health Insurance)
   (Acquired 11/30/06; Cost $1,805,033)(e)              139,600        4,341,080
OdontoPrev S.A. (Life & Health Insurance)               138,100        4,294,435
                                                                  --------------
                                                                      67,744,651
                                                                  --------------
CANADA-12.50%
Aspreva Pharmaceuticals Corp.
   (Pharmaceuticals)(g)                                 182,329        3,741,391
Axcan Pharma Inc. (Pharmaceuticals)(g)                  771,000       15,959,747

                                                       SHARES         VALUE
                                                    -----------   -------------
CANADA-(CONTINUED)
BMTC Group, Inc. -Class A (Homefurnishing
   Retail)                                              147,564   $    3,531,028
Bonnett's Energy Services Trust (Oil & Gas
   Equipment & Services)(h)                             488,200        2,386,494
Canam Group Inc. (Steel)  (Acquired 03/18/05
   Cost $2,870,694)(e)                                  600,000        8,388,654
Canam Group Inc. (Steel)                                291,200        4,071,293
FirstService Corp. -Series I (Real Estate
   Management & Development)(g)                         181,600        5,607,644
Genesis Land Development Corp. (Real Estate
   Management & Development)(g)                       1,208,400        7,414,243
Home Capital Group Inc. (Thrifts & Mortgage
   Finance)                                             199,900        6,936,783
HudBay Minerals, Inc. (Diversified Metals &
   Mining)(g)                                           244,500        6,344,900
Kingsway Financial Services Inc. (Property &
   Casualty Insurance)                                  412,000        7,629,169
Migao Corp. (Fertilizers & Agricultural
   Chemicals)(g)                                        980,000        8,230,738
Onex Corp. (Multi-Sector Holdings)                      221,600        8,148,960
Reitmans (Canada) Ltd. -Class A (Apparel
   Retail)                                              555,000       10,679,089
Sherritt International Corp. (Diversified
   Metals & Mining)                                     661,907       10,612,349
Total Energy Trust Ltd. (Oil & Gas Equipment
   & Services)                                          598,190        4,807,421
Transat A.T. Inc. -Class A (Airlines)(h)                195,300        7,052,173
Trican Well Service Ltd. (Oil & Gas
   Equipment & Services)                                433,180        8,840,497
                                                                  --------------
                                                                     130,382,573
                                                                  --------------
CHINA-2.25%
Century Sunshine Ecological Technology
   Holdings Ltd. (Fertilizers &
   Agricultural Chemicals)                           61,385,000        7,027,521
Xinyi Glass Holdings Co. Ltd. (Auto Parts &
   Equipment)                                        12,494,000       16,392,740
                                                                  --------------
                                                                      23,420,261
                                                                  --------------
DENMARK-0.55%
TK Development A/S (Real Estate Management
   & Development)(c)(g)                                 301,200        5,732,260
                                                                  --------------
FINLAND-1.19%
Nokian Renkaat Oyj (Tires & Rubber)                     318,000       12,453,104
                                                                  --------------
GERMANY-2.08%
MTU Aero Engines Holding A.G. (Aerospace &
   Defense)                                             130,000        7,916,281
Symrise A.G. (Specialty Chemicals)(b)(g)                299,187        7,924,367

AIM International Small Company Fund

                                                       SHARES         VALUE
                                                    -----------   -------------
GERMANY-(CONTINUED)
Wirecard A.G. (Diversified Commercial &
   Professional Services)(g)                            414,719   $    5,813,765
                                                                  --------------
                                                                      21,654,413
                                                                  --------------
GREECE-5.72%
Intralot S.A. (Casinos & Gaming)                        533,000       22,043,228
Jumbo S.A. (Leisure Products)                           459,000       15,696,826
Mytilineos Holdings S.A. (Diversified
   Metals & Mining)(b)                                  239,000       13,591,797
Titan Cement Co. (Construction Materials)               161,200        8,331,117
                                                                  --------------
                                                                      59,662,968
                                                                  --------------
HONG KONG-4.83%
First Pacific Co. Ltd. (Multi-Sector
   Holdings)(b)                                      26,106,000       19,316,260
Hopewell Holdings Ltd. (Highways &
   Railtracks)                                        1,906,000        9,095,921
Paliburg Holdings Ltd. (Hotels, Resorts &
   Cruise Lines)(i)(j)                              169,942,000        6,776,607
PYI Corp. (Construction & Engineering)(b)            16,862,000        6,810,266
Regal Hotels International Holdings Ltd.
   (Hotels, Resorts & Cruise Lines)(b)              111,278,000        8,394,950
                                                                  --------------
                                                                      50,394,004
                                                                  --------------
HUNGARY-0.69%
Richter Gedeon Nyrt. (Pharmaceuticals)                   33,921        7,247,723
                                                                  --------------
INDONESIA-1.76%
PT Kawasan Industri Jababeka Tbk (Real
   Estate Management & Development)(b)              271,308,000        8,550,006
Total Bangun Persada (Real Estate
   Management & Development)                        113,137,000        9,816,390
                                                                  --------------
                                                                      18,366,396
                                                                  --------------
IRELAND-1.26%
Paddy Power PLC (Casinos & Gaming)                      375,000       13,155,772
                                                                  --------------
ISRAEL-1.03%
Israel Discount Bank -Class A (Diversified
   Banks)(b)(g)                                       4,712,906       10,731,011
                                                                  --------------
ITALY-0.72%
Cementir S.p.A. Cementerie del Tirreno
   (Construction Materials)(b)                          741,224        7,476,258
                                                                  --------------
JAPAN-5.28%
EXEDY Corp. (Auto Parts & Equipment)(b)                 406,600       12,609,563
Miyano Machinery Inc. (Industrial
   Machinery)(b)                                      2,067,000        5,828,167
Nippon Ceramic Co., Ltd. (Electronic
   Equipment Manufacturers)(c)                          682,300       10,400,652
Nishio Rent All Co., Ltd. (Trading
   Companies & Distributors)(b)                         369,000        6,407,957
Noritsu Koki Co., Ltd. (Photographic
   Products)(b)(c)                                      340,000        6,826,515

                                                       SHARES         VALUE
                                                    -----------   -------------
JAPAN-(CONTINUED)
Takeuchi Mfg. Co., Ltd. (Construction &
   Farm Machinery & Heavy Trucks)(b)                    228,100   $   12,987,765
                                                                  --------------
                                                                      55,060,619
                                                                  --------------
MALAYSIA-3.71%
IGB Corp. Berhad (Real Estate Management &
   Development)                                      21,837,300       17,751,819
Lion Diversified Holdings Berhad
   (Department Stores)(b)                             6,159,300       20,901,005
                                                                  --------------
                                                                      38,652,824
                                                                  --------------
MEXICO-0.99%
Grupo Iusacell S.A. De C.V. (Wireless
   Telecommunication Services)(g)                        75,147          755,668
TV Azteca, S.A.B. de C.V. -CPO
   (Broadcasting & Cable TV)                          8,581,500        4,714,808
Urbi, Desarrollos Urbanos, S.A. de C.V.
   (Homebuilding)(g)                                  1,325,800        4,803,175
                                                                  --------------
                                                                      10,273,651
                                                                  --------------
NETHERLANDS-4.87%
Aalberts Industries N.V. (Industrial
   Machinery)                                           586,484       13,984,354
Koninklijke BAM Groep N.V. (Construction &
   Engineering)  (Acquired 12/10/04 Cost
   $564,459)(e)                                          65,000        1,732,497
Koninklijke BAM Groep N.V. (Construction &
   Engineering)                                         393,564       10,489,980
Smit Internationale N.V. (Marine Ports &
   Services)                                            130,800       11,417,739
USG People N.V. (Human Resource &
   Employment Services)(c)                              461,991       13,170,319
                                                                  --------------
                                                                      50,794,889
                                                                  --------------
NEW ZEALAND-0.59%
Freightways Ltd. (Air Freight &
   Logistics)(b)                                      2,151,970        6,181,568
                                                                  --------------
NORWAY-4.66%
Acta Holding A.S.A. (Diversified Capital
   Markets)(c)                                          857,483        3,864,578
Cermaq A.S.A. (Packaged Foods & Meats)(c)               715,375       13,267,955
Petroleum Geo-Services A.S.A. (Oil & Gas
   Equipment & Services)(b)(c)                          773,400       22,150,023
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
   Equipment & Services)(b)(c)(g)                       454,623        9,266,017
                                                                  --------------
                                                                      48,548,573
                                                                  --------------
PHILIPPINES-4.21%
First Gen Corp. (Independent Power
   Producers & Energy Traders)(b)                     8,104,200       11,486,320
Globe Telecom, Inc. (Wireless
   Telecommunication Services)(b)                       459,250       14,999,211
Manila Water Co. (Water Utilities)(b)                36,387,000       11,394,982

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Small Company Fund

                                                       SHARES         VALUE
                                                    -----------   -------------
PHILIPPINES-(CONTINUED)
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders)
   (Acquired 12/04/06; Cost $287,238)(b)(e)           4,405,000   $      623,367
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders)(b)              38,508,000        5,449,404
                                                                  --------------
                                                                      43,953,284
                                                                  --------------
SOUTH AFRICA-0.79%
Massmart Holdings Ltd. (Hypermarkets &
   Super Centers)(b)                                    684,600        8,250,189
SOUTH KOREA-6.59%
Daegu Bank (Regional Banks)(b)                          652,850       12,032,607
Hyundai Department Store Co., Ltd.
   (Department Stores)(b)                                79,280        9,511,511
Hyundai Mipo Dockyard Co., Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks)(b)                                            22,150        7,606,480
Joongang Construction Co., Ltd.
   (Construction & Engineering)(b)(h)                   390,460        8,198,137
Lotte Confectionery Co., Ltd. (Packaged
   Foods & Meats)                                         7,050       12,269,582
Qrix Communications Inc. (Broadcasting &
   Cable TV)                                            100,300       10,635,802
Sung Kwang Bend Co., Ltd. (Building
   Products)(b)                                         274,417        8,486,316
                                                                  --------------
                                                                      68,740,435
                                                                  --------------
SWEDEN-0.79%
Oriflame Cosmetics S.A.-SDR (Personal
   Products)                                            135,400        8,215,994
                                                                  --------------
SWITZERLAND-0.56%
Banque Cantonale Vaudoise (Diversified
   Banks)                                                12,918        5,798,249
                                                                  --------------
TAIWAN-3.20%
Feng Tay Enterprise Co., Ltd. (Footwear)(b)           9,474,048        8,459,664
Huaku Construction Corp. (Real Estate
   Management & Development)(b)                       4,068,120        6,823,844
Hung Poo Real Estate Development Corp.
   (Real Estate Management & Development)(b)          7,221,250        7,108,713
Makalot Industrial Co., Ltd. (Textiles)(b)            3,928,688       11,010,669
                                                                  --------------
                                                                      33,402,890
                                                                  --------------
THAILAND-1.57%
Bangkok Expressway PCL (Highways &
   Railtracks)(b)                                     9,336,500        6,770,192
Siam Commercial Bank PCL (Diversified
   Banks)                                             4,187,100        9,653,609
                                                                  --------------
                                                                      16,423,801
                                                                  --------------
UNITED KINGDOM-6.13%
Amlin PLC (Multi-Line Insurance)                      1,664,400       11,220,943
Findel PLC (Catalog Retail)                             290,200        3,823,838

                                                       SHARES         VALUE
                                                    -----------   -------------
UNITED KINGDOM-(CONTINUED)
Hikma Pharmaceuticals PLC
   (Pharmaceuticals)  (Acquired 11/01/05;
   Cost $2,377,183)(e)                                  463,000   $    3,978,749
Hikma Pharmaceuticals PLC (Pharmaceuticals)             751,064        6,454,201
Homeserve PLC (Diversified Commercial &
   Professional Services)                               350,400       12,402,992
IG Group Holdings PLC (Specialized Finance)             703,379        5,450,775
Informa PLC (Publishing)                                782,859        8,016,852
Mitie Group PLC (Environmental & Facilities
   Services)                                          2,469,500       12,631,801
                                                                  --------------
                                                                      63,980,151
                                                                  --------------
      Total Foreign Common Stocks & Other
         Equity Interests
         (Cost $625,874,881)                                         942,591,629
                                                                  --------------
FOREIGN PREFERRED STOCKS-2.42%
BRAZIL-1.40%
Duratex S.A. -Pfd. (Building Products)                  494,700       14,681,767
                                                                  --------------
CANADA-0.08%
FirstService Corp. -7% Pfd. (Real Estate
   Management & Development)                             36,320          817,200
                                                                  --------------
GERMANY-0.94%
Fuchs Petrolub A.G. -Pfd. (Commodity
   Chemicals)(b)                                        106,100        9,786,651
                                                                  --------------
      Total Foreign Preferred Stocks
         (Cost $15,449,357)                                           25,285,618
                                                                  --------------
MONEY MARKET FUNDS-5.93%
Liquid Assets Portfolio --Institutional
   Class(k)                                          30,856,748       30,856,748
Premier Portfolio --Institutional Class(k)           30,856,748       30,856,748
                                                                  --------------
      Total Money Market Funds
         (Cost $61,713,496)                                           61,713,496
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-98.73%
   (Cost $703,037,734)                                             1,029,590,743
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES ON LOAN
MONEY MARKET FUNDS-3.94%
Liquid Assets Portfolio -Institutional Class
   (Cost $41,165,073)(k)(l)                          41,165,073       41,165,073
                                                                  --------------
TOTAL INVESTMENTS-102.67%
   (Cost $744,202,807)                                             1,070,755,816
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(2.67)%                                (27,883,731)
                                                                  --------------
NET ASSETS-100.00%                                                $1,042,872,085
                                                                  ==============

Investment Abbreviations:

CPO  -- Certificates of Ordinary Participation
Pfd. -- Preferred
SDR  -- Swedish Depositary Receipt

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Small Company Fund

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2007 was $361,970,802, which represented 34.71% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at September 30, 2007.

(d)  Each unit represents one common share and four preferred shares.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2007 was $32,662,598, which represented 3.13% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f)  Each unit represents one ordinary share and two preferred shares.

(g)  Non-income producing security.

(h) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of September 30, 2007 was $17,636,804, which represented 1.69% of the Fund's Net Assets. See Note 2.

(i) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2007 represented 0.65% of the Fund's Net Assets. See Note 1A.

(j) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at September 30, 2007 represented 0.65% of the Fund's Net Assets.

(k) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(l) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Small Company Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM International Small Company Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM International Small Company Fund
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM International Small Company Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            VALUE        PURCHASES       PROCEEDS        VALUE       DIVIDEND
FUND                       12/31/06       AT COST       FROM SALES      09/30/07      INCOME
----                     -----------   ------------   -------------   -----------   ----------
Liquid Assets
   Portfolio-
   Institutional Class   $10,576,560   $115,455,548   $ (95,175,360)  $30,856,748   $1,001,256
Premier Portfolio-
   Institutional
   Class                  10,576,560    115,455,548     (95,175,360)   30,856,748      997,432
                         -----------   ------------   -------------   -----------   ----------
   SUBTOTAL              $21,153,120   $230,911,096   $(190,350,720)  $61,713,496   $1,998,688
                         -----------   ------------   -------------   -----------   ----------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                            VALUE        PURCHASES       PROCEEDS        VALUE       DIVIDEND
FUND                       12/31/06       AT COST       FROM SALES      09/30/07      INCOME*
----                     -----------   ------------   -------------   -----------   ----------
Liquid Assets
   Portfolio-
   Institutional Class       $--        $73,192,173    $(32,027,100)  $41,165,073     $38,203

*    Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended September 30, 2007.

                                                                          CHANGE IN
                                                                         UNREALIZED                                   REALIZED
                             VALUE        PURCHASES       PROCEEDS      APPRECIATION        VALUE       DIVIDEND        GAIN
                            12/31/06       AT COST       FROM SALES    (DEPRECIATION)     09/30/07       INCOME        (LOSS)
                          -----------   ------------   -------------   -----------      ------------   ----------   -----------
Bonnett's Energy
   Services Trust
   (Canada)               $ 8,597,186   $         --   $  (1,380,166)  $(2,946,550)     $  2,386,494   $  315,708   $(1,883,976)
Joongang Construction
   Co., Ltd. (South
   Korea)                          --      2,262,766              --     3,672,605         8,198,137       89,640     2,262,766
Stoneham Drilling
   Trust (Canada)           8,514,657             --      (8,267,409)    2,508,666                --      259,921    (2,755,914)
Transat A.T. Inc.-
   Class A (Canada)         9,374,842             --      (4,629,069)      604,684         7,052,173       44,896     1,701,716
                          -----------   ------------   -------------   -----------      ------------   ----------   -----------
   SUBTOTAL               $26,486,685   $  2,262,766   $ (14,276,644)  $ 3,839,405      $ 17,636,804   $  710,165   $  (675,408)
                          -----------   ------------   -------------   -----------      ------------   ----------   -----------
      TOTAL INVESTMENTS
         IN AFFILIATES    $47,639,805   $306,366,035   $(236,654,464)  $ 3,839,405      $120,515,373   $2,747,056   $  (675,408)
                          ===========   ============   =============   ===========      ============   ==========   ===========

AIM International Small Company Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $39,010,986 were on loan to brokers. The loans were secured by cash collateral of $41,165,073 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $38,203 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $315,159,100 and $361,530,647, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $342,305,392
Aggregate unrealized (depreciation) of investment securities         (16,096,091)
                                                                    ------------
Net unrealized appreciation of investment securities                $326,209,301
                                                                    ============

Cost of investments for tax purposes is $744,546,515.

                          AIM MID CAP BASIC VALUE FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   MCBV-QTR-1 9/07  A I M Advisors.Inc.

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                                         SHARES         VALUE
                                                                       ----------   ------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.72%
ADVERTISING-3.13%
Interpublic Group of Cos., Inc. (The) (b)                                 782,801   $  8,125,474
                                                                       ----------   ------------
APPAREL RETAIL-2.15%
Gap, Inc. (The)                                                           302,476      5,577,657
                                                                       ----------   ------------
APPAREL, ACCESSORIES & LUXURY GOODS-3.29%
Liz Claiborne, Inc. (c)                                                   249,276      8,557,645
                                                                       ----------   ------------
APPLICATION SOFTWARE-1.01%
Epicor Software Corp. (b)(c)                                              191,187      2,632,645
                                                                       ----------   ------------
ASSET MANAGEMENT & CUSTODY BANKS-3.51%
FBR Capital Markets Corp. (b)(c)                                          177,612      2,287,643
                                                                       ----------   ------------
Waddell & Reed Financial, Inc. -Class A (c)                               252,565      6,826,832
                                                                       ----------   ------------
                                                                                       9,114,475
                                                                                    ------------
AUTO PARTS & EQUIPMENT-0.57%
WABCO Holdings Inc.                                                        31,718      1,482,817
                                                                       ----------   ------------
BREWERS-3.95%
Molson Coors Brewing Co. -Class B                                         102,949     10,260,927
                                                                       ----------   ------------
BUILDING PRODUCTS-1.31%
American Standard Cos., Inc.                                               95,154      3,389,385
                                                                       ----------   ------------
COMMUNICATIONS EQUIPMENT-2.52%
Plantronics, Inc. (c)                                                     229,209      6,543,917
                                                                       ----------   ------------
COMPUTER HARDWARE-2.68%
Dell Inc. (b)                                                             252,429      6,967,040
                                                                       ----------   ------------
CONSTRUCTION & ENGINEERING-8.58%
Chicago Bridge & Iron Co. N.V. -New York Shares                           228,828      9,853,334
                                                                       ----------   ------------
Shaw Group Inc. (The) (b)(c)                                              214,251     12,447,983
                                                                       ----------   ------------
                                                                                      22,301,317
                                                                                    ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.60%
Navistar International Corp. (b)                                           67,414      4,159,444
                                                                       ----------   ------------
CONSTRUCTION MATERIALS-2.28%
Cemex S.A.B. de C.V. -ADR (Mexico)(b)(c)                                  198,145      5,928,498
                                                                       ----------   ------------
DATA PROCESSING & OUTSOURCED SERVICES-6.17%
DST Systems, Inc. (b)                                                     123,014     10,555,831
                                                                       ----------   ------------

                                                                         SHARES         VALUE
                                                                       ----------   ------------
DATA PROCESSING & OUTSOURCED SERVICES-(CONTINUED)
Fidelity National Information Services, Inc.                              123,250    $ 5,468,603
                                                                       ----------   ------------
                                                                                      16,024,434
                                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-2.40%
ChoicePoint Inc. (b)(c)                                                   164,679      6,244,628
                                                                       ----------   ------------
EDUCATION SERVICES-4.04%
Apollo Group, Inc. -Class A (b)                                           174,449     10,493,107
                                                                       ----------   ------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.46%
Cognex Corp.                                                              213,422      3,790,375
                                                                       ----------   ------------
HEALTH CARE DISTRIBUTORS-3.57%
Cardinal Health, Inc.                                                      40,000      2,501,200
                                                                       ----------   ------------
McKesson Corp.                                                            115,104      6,766,964
                                                                       ----------   ------------
                                                                                       9,268,164
                                                                                    ------------
HEALTH CARE EQUIPMENT-2.07%
Symmetry Medical Inc. (b)(c)                                              322,713      5,389,307
                                                                       ----------   ------------
HOUSEHOLD APPLIANCES-2.52%
Whirlpool Corp. (c)                                                        73,583      6,556,245
                                                                       ----------   ------------
INSURANCE BROKERS-5.26%
Aon Corp.                                                                 199,398      8,935,024
                                                                       ----------   ------------
National Financial Partners Corp. (c)                                      89,407      4,736,783
                                                                       ----------   ------------
                                                                                      13,671,807
                                                                                    ------------
LEISURE PRODUCTS-2.31%
Brunswick Corp. (c)                                                       261,960      5,988,406
                                                                       ----------   ------------
LIFE & HEALTH INSURANCE-1.85%
Protective Life Corp.                                                     112,919      4,792,282
                                                                       ----------   ------------
LIFE SCIENCES TOOLS & SERVICES-3.26%
Waters Corp. (b)                                                          126,602      8,472,206
                                                                       ----------   ------------
MANAGED HEALTH CARE-4.90%
Aetna Inc.                                                                 97,116      5,270,486
                                                                       ----------   ------------
UnitedHealth Group Inc.                                                   153,754      7,446,306
                                                                       ----------   ------------
                                                                                      12,716,792
                                                                                    ------------
PACKAGED FOODS & MEATS-2.07%
Cadbury Schweppes PLC -ADR (United Kingdom)                               115,568      5,376,223
                                                                       ----------   ------------
PAPER PACKAGING-1.94%
Smurfit-Stone Container Corp. (b)(c)                                      432,019      5,045,982
                                                                       ----------   ------------

                                                                         SHARES         VALUE
                                                                       ----------   ------------
PROPERTY & CASUALTY INSURANCE-1.91%
Security Capital Assurance Ltd. (c)                                       217,039    $ 4,957,171
                                                                       ----------   ------------
PUBLISHING-1.97%
Valassis Communications, Inc. (b)(c)                                      572,300      5,104,916
                                                                       ----------   ------------
REGIONAL BANKS-3.32%
Popular, Inc. (c)                                                         461,580      5,668,202
                                                                       ----------   ------------
Zions Bancorp.                                                             42,994      2,952,398
                                                                       ----------   ------------
                                                                                       8,620,600
                                                                                    ------------
REINSURANCE-2.32%
Max Capital Group Ltd. (c)                                                215,341      6,038,162
                                                                       ----------   ------------
SEMICONDUCTOR EQUIPMENT-4.17%
Brooks Automation, Inc. (b)(c)                                            294,457      4,193,068
                                                                       ----------   ------------
KLA-Tencor Corp.                                                          119,113      6,644,123
                                                                       ----------   ------------
                                                                                      10,837,191
                                                                                    ------------
SYSTEMS SOFTWARE-3.06%
CA Inc.                                                                   309,316      7,955,608
                                                                       ----------   ------------
TRUCKING-1.57%
Heartland Express, Inc.                                                   286,176      4,086,593
                                                                       ----------   ------------
   Total Common Stocks & Other Equity Interests (Cost $205,417,564)                  256,471,440
                                                                                    ------------
MONEY MARKET FUNDS-1.59%
Liquid Assets Portfolio -Institutional Class(d)                         2,067,176      2,067,176
                                                                       ----------   ------------
Premier Portfolio -Institutional Class(d)                               2,067,176      2,067,176
                                                                       ----------   ------------
   Total Money Market Funds (Cost $4,134,352)                                          4,134,352
                                                                                    ------------
TOTAL INVESTMENTS (excluding investments purchased with
   cash collateral from securities on loan)-100.31%
   (Cost $209,551,916)                                                               260,605,792
                                                                                    ------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-5.54%
Liquid Assets Portfolio -Institutional Class
   (Cost $14,382,083)(d)(e)                                            14,382,083     14,382,083
                                                                       ----------   ------------
TOTAL INVESTMENTS-105.85% (Cost $223,933,999)                                        274,987,875
                                                                                    ------------
OTHER ASSETS LESS LIABILITIES-(5.85)%                                                (15,196,405)
                                                                                    ------------
NET ASSETS-100.00%                                                                  $259,791,470
                                                                                    ------------

Investment Abbreviations:

ADR  -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at September 30, 2007.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM Mid Cap Basic Value Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Mid Cap Basic Value Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM Mid Cap Basic Value Fund
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE     PURCHASES AT   PROCEEDS FROM      VALUE     DIVIDEND
FUND                         12/31/06        COST           SALES        09/30/07     INCOME
-------------------------   ----------   ------------   -------------   ----------   --------
Liquid Assets Portfolio -
Institutional Class         $1,765,125    $42,361,136    $(42,059,085)  $2,067,176   $149,662
                            ----------    -----------    ------------   ----------   --------
Premier Portfolio-
Institutional Class          1,765,125     42,361,136     (42,059,085)   2,067,176    149,107
                            ----------    -----------    ------------   ----------   --------
   SUBTOTAL                 $3,530,250    $84,722,272    $(84,118,170)  $4,134,352   $298,769
                            ==========    ===========    ============   ==========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                VALUE     PURCHASES AT   PROCEEDS FROM       VALUE     DIVIDEND
FUND                          12/31/06        COST           SALES         09/30/07     INCOME*
-------------------------   -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -
Institutional Class         $ 7,718,100   $149,055,818   $(142,391,835)  $14,382,083   $  9,766
                            -----------   ------------   -------------   -----------   --------
   TOTAL INVESTMENTS
      IN AFFILIATES         $11,248,350   $233,778,090   $(226,510,005)  $18,516,435   $308,535
                            ===========   ============   =============   ===========   ========

*    Net of compensation to counterparties.

AIM Mid Cap Basic Value Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $13,926,147 were on loan to brokers. The loans were secured by cash collateral of $14,382,083 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $9,766 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $76,165,001 and $74,185,383, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $ 61,847,136
                                                                   ------------
Aggregate unrealized (depreciation) of investment securities        (12,234,988)
                                                                   ------------
Net unrealized appreciation of investment securities               $ 49,612,148
                                                                   ============
Cost of investments for tax purposes is $225,375,727.

                             AIM SELECT EQUITY FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   SEQ-QTR-1 9/07  A I M Advisors.Inc.

AIM Select Equity Fund

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                                        SHARES         VALUE
                                                                     -----------   ------------
COMMON STOCKS-97.59%
AEROSPACE & DEFENSE-7.23%
Honeywell International Inc.                                              17,570   $  1,044,888
                                                                     -----------   ------------
Lockheed Martin Corp.                                                     75,185      8,156,821
                                                                     -----------   ------------
Northrop Grumman Corp.                                                   132,720     10,352,160
                                                                     -----------   ------------
Raytheon Co.                                                             181,780     11,601,199
                                                                     -----------   ------------
                                                                                     31,155,068
                                                                                   ------------
AIRLINES-1.72%
AMR Corp. (b)(c)                                                          16,834        375,230
                                                                     -----------   ------------
Pinnacle Airlines Corp. (b)(c)                                            49,810        797,956
                                                                     -----------   ------------
UAL Corp. (c)                                                            133,780      6,224,783
                                                                     -----------   ------------
                                                                                      7,397,969
                                                                                   ------------
ALUMINUM-1.06%
Kaiser Aluminum Corp                                                      64,690      4,565,173
                                                                     -----------   ------------
APPAREL RETAIL-0.78%
Aeropostale, Inc. (c)                                                     80,190      1,528,421
                                                                     -----------   ------------
Gymboree Corp. (The) (c)                                                  16,244        572,439
                                                                     -----------   ------------
Men's Wearhouse, Inc. (The)                                               24,617      1,243,651
                                                                     -----------   ------------
                                                                                      3,344,511
                                                                                   ------------
ASSET MANAGEMENT & CUSTODY BANKS-3.24%
Affiliated Managers Group, Inc. (b)(c)                                    58,890      7,509,064
                                                                     -----------   ------------
Calamos Asset Management, Inc. -Class A                                   86,392      2,438,846
                                                                     -----------   ------------
Franklin Resources, Inc.                                                  31,320      3,993,300
                                                                     -----------   ------------
                                                                                     13,941,210
                                                                                   ------------
COAL & CONSUMABLE FUELS-0.36%
USEC Inc. (b)(c)                                                         149,600      1,533,400
                                                                     -----------   ------------
COMMERCIAL PRINTING-0.10%
Deluxe Corp.                                                              11,360        418,502
                                                                     -----------   ------------
COMMODITY CHEMICALS-0.71%
Methanex Corp.  (Canada)                                                 120,500      3,060,700
                                                                     -----------   ------------
COMMUNICATIONS EQUIPMENT-2.48%
Cisco Systems, Inc. (c)                                                  268,943      8,904,703
                                                                     -----------   ------------
Comtech Telecommunications Corp. (c)                                      33,340      1,783,356
                                                                     -----------   ------------
                                                                                     10,688,059
                                                                                   ------------
COMPUTER HARDWARE-3.46%
Apple Inc. (c)                                                            30,730      4,718,284
                                                                     -----------   ------------
Hewlett-Packard Co.                                                      160,336      7,983,130
                                                                     -----------   ------------
International Business Machines Corp.                                     18,550      2,185,190
                                                                     -----------   ------------
                                                                                     14,886,604
                                                                                   ------------

                                                                        SHARES         VALUE
                                                                     -----------   ------------
COMPUTER STORAGE & PERIPHERALS-0.31%
EMC Corp. (c)                                                             63,850   $  1,328,080
                                                                     -----------   ------------
CONSTRUCTION MATERIALS-1.07%
Eagle Materials Inc. (b)                                                 129,197      4,617,501
                                                                     -----------   ------------
CONSUMER FINANCE-2.06%
Capital One Financial Corp.                                              133,310      8,855,783
                                                                     -----------   ------------
DEPARTMENT STORES-0.23%
Macy's Inc.                                                               30,300        979,296
                                                                     -----------   ------------
ELECTRIC UTILITIES-1.34%
Portland General Electric Co.                                             18,060        502,068
                                                                     -----------   ------------
Reliant Energy Inc. (c)                                                  205,880      5,270,528
                                                                     -----------   ------------
                                                                                      5,772,596
                                                                                   ------------
ELECTRONIC EQUIPMENT MANUFACTURERS-0.16%
Mettler-Toledo International Inc. (c)                                      6,950        708,900
                                                                     -----------   ------------
ELECTRONIC MANUFACTURING SERVICES-0.11%
Methode Electronics, Inc.                                                 30,970        466,099
                                                                     -----------   ------------
FOOD RETAIL-2.99%
Kroger Co. (The)                                                         353,560     10,083,531
                                                                     -----------   ------------
SUPERVALU Inc.                                                            72,070      2,811,451
                                                                     -----------   ------------
                                                                                     12,894,982
                                                                                   ------------
FOOTWEAR-0.12%
Deckers Outdoor Corp. (c)                                                  4,650        510,570
                                                                     -----------   ------------
GAS UTILITIES-1.01%
Energen Corp.                                                             76,553      4,372,707
                                                                     -----------   ------------
GENERAL MERCHANDISE STORES-0.31%
Big Lots, Inc. (c)                                                        44,550      1,329,372
                                                                     -----------   ------------
HEALTH CARE DISTRIBUTORS-3.53%
AmerisourceBergen Corp.                                                  117,160      5,310,863
                                                                     -----------   ------------
McKesson Corp.                                                           168,080      9,881,423
                                                                     -----------   ------------
                                                                                     15,192,286
                                                                                   ------------
HEALTH CARE EQUIPMENT-0.16%
IDEXX Laboratories, Inc. (c)                                               6,272        687,348
                                                                     -----------   ------------
HEALTH CARE SERVICES-0.12%
Express Scripts, Inc. (c)                                                  9,060        505,729
                                                                     -----------   ------------
HOMEBUILDING-0.50%
NVR, Inc. (b)(c)                                                           4,550      2,139,638
                                                                     -----------   ------------

AIM Select Equity Fund

                                                                        SHARES         VALUE
                                                                     -----------   ------------
HOTELS, RESORTS & CRUISE LINES-0.36%
Ambassadors Group, Inc.                                                   40,586   $  1,546,327
                                                                     -----------   ------------
HOUSEWARES & SPECIALTIES-1.04%
American Greetings Corp -Class A                                         170,160      4,492,224
                                                                     -----------   ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-0.65%
Labor Ready, Inc. (c)                                                    152,410      2,821,109
                                                                     -----------   ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.53%
NRG Energy, Inc. (c)                                                     155,840      6,590,474
                                                                     -----------   ------------
INDUSTRIAL CONGLOMERATES-0.18%
Tyco International Ltd.                                                   17,671        783,532
                                                                     -----------   ------------
INTEGRATED OIL & GAS-8.89%
Chevron Corp.                                                            118,225     11,063,496
                                                                     -----------   ------------
ExxonMobil Corp.                                                         232,057     21,479,196
                                                                     -----------   ------------
Marathon Oil Corp.                                                       100,856      5,750,809
                                                                     -----------   ------------
                                                                                     38,293,501
                                                                                   ------------
INTEGRATED TELECOMMUNICATION SERVICES-0.18%
Verizon Communications Inc.                                               17,250        763,830
                                                                     -----------   ------------
INTERNET SOFTWARE & SERVICES-0.12%
United Online, Inc.                                                       35,341        530,468
                                                                     -----------   ------------
INVESTMENT BANKING & BROKERAGE-7.12%
Merrill Lynch & Co., Inc.                                                135,048      9,626,222
                                                                     -----------   ------------
Morgan Stanley                                                           165,813     10,446,219
                                                                     -----------   ------------
Goldman Sachs Group, Inc. (The)                                           48,815     10,580,163
                                                                     -----------   ------------
                                                                                     30,652,604
                                                                                   ------------
IT CONSULTING & OTHER SERVICES-1.12%
SAIC, Inc. (c)                                                           250,640      4,809,782
                                                                     -----------   ------------
LEISURE PRODUCTS-1.11%
JAKKS Pacific, Inc. (c)                                                   73,100      1,952,501
                                                                     -----------   ------------
Polaris Industries Inc. (b)                                               45,590      1,988,636
                                                                     -----------   ------------
Sturm Ruger & Co, Inc. (c)                                                47,970        859,143
                                                                     -----------   ------------
                                                                                      4,800,280
                                                                                   ------------
MANAGED HEALTH CARE-9.50%
Aetna Inc.                                                               140,906      7,646,969
                                                                     -----------   ------------
AMERIGROUP Corp. (c)                                                      73,020      2,517,730
                                                                     -----------   ------------
CIGNA Corp.                                                                8,570        456,695
                                                                     -----------   ------------
Coventry Health Care, Inc. (c)                                            51,640      3,212,524
                                                                     -----------   ------------
Molina Healthcare Inc. (c)                                               215,067      7,800,480
                                                                     -----------   ------------
UnitedHealth Group Inc.                                                  128,070      6,202,430
                                                                     -----------   ------------
WellCare Health Plans Inc. (c)                                            89,895      9,477,630
                                                                     -----------   ------------
WellPoint Inc. (c)                                                        45,260      3,571,919
                                                                     -----------   ------------
                                                                                     40,886,377
                                                                                   ------------
MARINE-0.16%
Overseas Shipholding Group                                                 9,168        704,377
                                                                     -----------   ------------

                                                                        SHARES         VALUE
                                                                     -----------   ------------
MULTI-LINE INSURANCE-0.44%

Hartford Financial Services Group, Inc. (The)                             20,560   $  1,902,828
                                                                     -----------   ------------
OIL & GAS DRILLING-0.10%
Transocean Inc. (c)                                                        3,860        436,373
                                                                     -----------   ------------
OIL & GAS EQUIPMENT & SERVICES-0.39%
Grant Prideco, Inc. (c)                                                   13,510        736,565
                                                                     -----------   ------------
National-Oilwell Varco Inc. (c)                                            3,400        491,300
                                                                     -----------   ------------
Schlumberger Ltd.                                                          4,400        462,000
                                                                     -----------   ------------
                                                                                      1,689,865
                                                                                   ------------
OIL & GAS REFINING & MARKETING-2.28%
Holly Corp.                                                                9,707        580,770
                                                                     -----------   ------------
Valero Energy Corp.                                                      137,430      9,232,547
                                                                     -----------   ------------
                                                                                      9,813,317
                                                                                   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-5.13%
Bank of America Corp.                                                     57,874      2,909,326
                                                                     -----------   ------------
Citigroup Inc.                                                           135,053      6,302,924
                                                                     -----------   ------------
JPMorgan Chase & Co.                                                     280,626     12,858,283
                                                                     -----------   ------------
                                                                                     22,070,533
                                                                                   ------------
PACKAGED FOODS & MEATS-0.10%
Imperial Sugar Co. (b)                                                    16,952        442,956
                                                                     -----------   ------------
PHARMACEUTICALS-4.98%
Johnson & Johnson                                                         71,328      4,686,249
                                                                     -----------   ------------
Merck & Co. Inc.                                                          66,451      3,434,852
                                                                     -----------   ------------
Pfizer Inc.                                                              544,790     13,309,220
                                                                     -----------   ------------
                                                                                     21,430,321
                                                                                   ------------
PROPERTY & CASUALTY INSURANCE-3.99%
Aspen Insurance Holdings Ltd.  (Bermuda)                                 243,290      6,790,224
                                                                     -----------   ------------
CNA Financial Corp.                                                      176,110      6,924,645
                                                                     -----------   ------------
XL Capital Ltd. -Class A                                                  43,560      3,449,952
                                                                     -----------   ------------
                                                                                     17,164,821
                                                                                   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.58%
Jones Lang LaSalle Inc.                                                   24,550      2,522,758
                                                                     -----------   ------------
REINSURANCE-0.82%
Odyssey Re Holdings Corp. (b)                                             40,590      1,506,295
                                                                     -----------   ------------
Platinum Underwriters Holdings, Ltd.  (Bermuda)                           56,140      2,018,794
                                                                     -----------   ------------
                                                                                      3,525,089
                                                                                   ------------
RESTAURANTS-0.22%
Jack in the Box Inc. (c)                                                  14,390        933,048
                                                                     -----------   ------------
SEMICONDUCTOR EQUIPMENT-1.18%
MEMC Electronic Materials, Inc. (c)                                       25,587      1,506,051
                                                                     -----------   ------------
Photronics, Inc. (c)                                                     165,850      1,892,349
                                                                     -----------   ------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM Select Equity Fund

                                                                        SHARES         VALUE
                                                                     -----------   ------------
SEMICONDUCTOR EQUIPMENT-(CONTINUED)
Verigy Ltd. (Singapore)(c)                                                67,620   $  1,670,890
                                                                     -----------   ------------
                                                                                      5,069,290
                                                                                   ------------
SEMICONDUCTORS-0.30%
National Semiconductor Corp.                                              18,826        510,561
                                                                     -----------   ------------
Texas Instruments Inc.                                                    21,203        775,818
                                                                     -----------   ------------
                                                                                      1,286,379
                                                                                   ------------
SPECIALIZED CONSUMER SERVICES-0.04%
Jackson Hewitt Tax Service Inc.                                            5,790        161,888
                                                                     -----------   ------------
SPECIALIZED FINANCE-0.14%
ASTA Funding, Inc. (b)                                                    15,330        587,446
                                                                     -----------   ------------
STEEL-2.98%
Cleveland-Cliffs Inc. (b)                                                 50,020      4,400,259
                                                                     -----------   ------------
Quanex Corp                                                               22,490      1,056,580
                                                                     -----------   ------------
Reliance Steel & Aluminum Co.                                             95,370      5,392,220
                                                                     -----------   ------------
United States Steel Corp.                                                 18,550      1,965,187
                                                                     -----------   ------------
                                                                                     12,814,246
                                                                                   ------------
SYSTEMS SOFTWARE-4.03%
Microsoft Corp.                                                          500,500     14,744,730
                                                                     -----------   ------------
Oracle Corp. (c)                                                         121,404      2,628,397
                                                                     -----------   ------------
                                                                                     17,373,127
                                                                                   ------------
TOBACCO-1.90%
Loews Corp - Carolina Group                                               99,610      8,190,930
                                                                     -----------   ------------
TRUCKING-0.23%
Con-way Inc.                                                              21,630        994,980
                                                                     -----------   ------------
WIRELESS TELECOMMUNICATION SERVICES-0.64%
USA Mobility, Inc.                                                       162,731      2,745,272
                                                                     -----------   ------------
      Total Common Stocks (Cost $384,719,772)                                       420,182,435
                                                                                   ------------

                                                                      PRINCIPAL
                                                                        AMOUNT
                                                                     -----------
U.S. TREASURY BILLS-0.31%
   4.79%, 12/27/07(d)(e)
   (Cost $1,334,015)                                                 $ 1,350,000      1,337,985
                                                                     -----------   ------------

                                                                        SHARES
                                                                     -----------
MONEY MARKET FUNDS-2.43%
Liquid Assets Portfolio -Institutional Class(f)                        5,229,176      5,229,176
                                                                     -----------   ------------
Premier Portfolio -Institutional Class(f)                              5,229,176      5,229,176
                                                                     -----------   ------------
      Total Money Market Funds (Cost $10,458,352)                                    10,458,352
                                                                                   ------------

                                                                        SHARES         VALUE
                                                                     -----------   ------------
TOTAL INVESTMENTS (excluding investments purchased with
   cash collateral from securities on loan)-100.33%
   (Cost $396,512,139)                                                             $431,978,772
                                                                                   ------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-3.76%
Liquid Assets Portfolio -Institutional Class
   (Cost $16,190,296)(f)(g)                                           16,190,296     16,190,296
                                                                     -----------   ------------
TOTAL INVESTMENTS-104.09% (Cost $412,702,435)                                       448,169,068
                                                                                   ------------
OTHER ASSETS LESS LIABILITIES-(4.09)%                                               (17,619,474)
                                                                                   ------------
NET ASSETS-100.00%                                                                 $430,549,594
                                                                                   ------------

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at September 30, 2007.

(c)  Non-income producing security.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at September 30, 2007 represented 0.31% of the Fund's Net Assets. See Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Select Equity Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM Select Equity Fund
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM Select Equity Fund
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. COVERED CALL OPTIONS WRITTEN - The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM Select Equity Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE      DIVIDEND
FUND                          12/31/06        COST           SALES         09/30/07     INCOME
-------------------------   -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio-
Institutional Class         $ 7,367,459   $ 51,127,268   $ (53,265,551)  $ 5,229,176   $400,160
                            -----------   ------------   -------------   -----------   --------
Premier Portfolio-
Institutional Class           7,367,459     51,127,268     (53,265,551)    5,229,176    398,545
                            -----------   ------------   -------------   -----------   --------
SUBTOTAL                    $14,734,918   $102,254,536   $(106,531,102)  $10,458,352   $798,705
                            ===========   ============   =============   ===========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE      DIVIDEND
FUND                          12/31/06        COST           SALES         09/30/07     INCOME*
-------------------------   -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio-
Institutional Class         $ 3,767,100   $ 58,887,378   $ (46,464,182)  $16,190,296   $ 46,083
                            -----------   ------------   -------------   -----------   --------
   TOTAL INVESTMENTS
      IN AFFILIATES         $18,502,018   $161,141,914   $(152,995,284)  $26,648,648   $844,788
                            ===========   ============   =============   ===========   ========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $15,728,108 were on loan to brokers. The loans were secured by cash collateral of $16,190,296 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $46,083 for securities lending transactions, which are net of compensation to counterparties.

AIM Select Equity Fund

NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                                                           CALL OPTION CONTRACTS
                                                           ---------------------
                                                            NUMBER OF   PREMIUMS
                                                            CONTRACTS   RECEIVED
                                                            ---------   --------
Written                                                        33        $ 5,511
                                                              ---        -------
Exercised                                                     (33)        (5,511)
                                                              ---        -------
End of period                                                  --        $    --
                                                              ---        -------

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $391,051,645 and $357,542,942, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $ 53,406,833
                                                                   ------------
Aggregate unrealized (depreciation) of investment securities        (18,383,485)
                                                                   ------------
Net unrealized appreciation of investment securities               $ 35,023,348
                                                                   ============
Cost of investments for tax purposes is $413,145,720.

                           AIM SMALL CAP EQUITY FUND
          Quarterly Schedule of Portfolio Holdings - September 30, 2007

AIMinvestments.com               SCE-QTR-1 9/07             A I M Advisors, Inc.

                                                       (AIM INVESTMENTS(R) LOGO)

AIM SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS(a)
September 30, 2007
(Unaudited)

                                                      SHARES           VALUE
                                                   ------------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.38%

AEROSPACE & DEFENSE-1.34%
Aeroviroment Inc. (b)(c)                                 84,827   $    1,951,869
Curtiss-Wright Corp.                                    121,579        5,775,003
                                                                  --------------
                                                                       7,726,872
                                                                  --------------
AIRLINES-0.98%
Allegiant Travel Co. (c)                                186,654        5,659,349
                                                                  --------------
APPAREL RETAIL-1.33%
Charming Shoppes, Inc. (c)                              471,381        3,959,600
Wet Seal, Inc. (The) -Class A(c)                        957,702        3,706,307
                                                                  --------------
                                                                       7,665,907
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.70%
Fossil, Inc. (c)                                        108,198        4,042,277
                                                                  --------------
APPLICATION SOFTWARE-2.76%
ACI Worldwide, Inc. (c)                                 196,088        4,382,567
Blackbaud, Inc.                                         267,846        6,760,433
BladeLogic, Inc. (c)                                      7,462          191,326
Epicor Software Corp. (c)                               336,258        4,630,272
                                                                  --------------
                                                                      15,964,598
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.00%
Affiliated Managers Group, Inc. (b)(c)                   45,455        5,795,967
                                                                  --------------
BIOTECHNOLOGY-0.36%
InterMune, Inc. (b)(c)                                  107,434        2,055,212
                                                                  --------------
BUILDING PRODUCTS-1.91%
Goodman Global, Inc. (c)                                231,827        5,536,029
NCI Building Systems, Inc. (c)                          127,875        5,525,478
                                                                  --------------
                                                                      11,061,507
                                                                  --------------
CATALOG RETAIL-0.42%
PC Mall, Inc. (c)                                       155,670        2,430,009
                                                                  --------------
COMMUNICATIONS EQUIPMENT-2.56%
Comtech Telecommunications Corp. (c)                    149,821        8,013,925
OpNext, Inc. (c)                                        321,216        3,726,106
Starent Networks Corp. (c)                              143,398        3,027,132
                                                                  --------------
                                                                      14,767,163
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-0.92%
Emulex Corp. (c)                                        276,718        5,304,684
                                                                  --------------

                                                      SHARES           VALUE
                                                   ------------   --------------
CONSTRUCTION & ENGINEERING-0.84%
Quanta Services, Inc. (c)                               182,636   $    4,830,722
                                                                  --------------
CONSTRUCTION MATERIALS-1.01%
Texas Industries, Inc.                                   74,056        5,813,396
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-2.11%
Euronet Worldwide, Inc. (b)(c)                          173,627        5,168,876
Wright Express Corp. (c)                                191,851        7,000,643
                                                                  --------------
                                                                      12,169,519
                                                                  --------------
DIVERSIFIED CHEMICALS-1.01%
FMC Corp.                                               112,090        5,830,922
                                                                  --------------
DIVERSIFIED METALS & MINING-1.13%
Compass Minerals International, Inc.                    191,418        6,515,869
                                                                  --------------
EDUCATION SERVICES-2.05%
Capella Education Co. (c)                               133,625        7,470,974
Universal Technical Institute Inc. (c)                  242,778        4,370,004
                                                                  --------------
                                                                      11,840,978
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.87%
Genlyte Group Inc. (The) (c)                             78,042        5,014,979
                                                                  --------------
ELECTRONIC MANUFACTURING SERVICES-3.25%
Benchmark Electronics, Inc. (c)                         280,492        6,695,344
Methode Electronics, Inc.                               360,152        5,420,288
Park Electrochemical Corp.                              197,352        6,627,080
                                                                  --------------
                                                                      18,742,712
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-0.75%
Waste Connections, Inc. (c)                             136,085        4,322,060
                                                                  --------------
FOOD RETAIL-1.00%
Ruddick Corp.                                           173,020        5,803,091
                                                                  --------------
GAS UTILITIES-1.11%
Energen Corp.                                           112,408        6,420,745
                                                                  --------------
HEALTH CARE DISTRIBUTORS-0.90%
Owens & Minor, Inc.                                     136,764        5,209,341
                                                                  --------------
HEALTH CARE EQUIPMENT-1.82%
ev3 Inc. (b)(c)                                         247,239        4,059,664
STERIS Corp.                                            235,777        6,443,786
                                                                  --------------
                                                                      10,503,450
                                                                  --------------
HEALTH CARE FACILITIES-0.79%
Skilled Healthcare Group Inc.-Class A(c)                290,228        4,571,091
                                                                  --------------

AIM SMALL CAP EQUITY FUND

                                                      SHARES           VALUE
                                                   ------------   --------------
HEALTH CARE SERVICES-1.99%
Cross Country Healthcare, Inc. (c)                      314,251   $    5,489,965
Gentiva Health Services, Inc. (c)                       311,943        5,992,425
                                                                  --------------
                                                                      11,482,390
                                                                  --------------
HEALTH CARE SUPPLIES-2.03%
Haemonetics Corp. (c)                                   131,102        6,479,061
Medical Action Industries Inc. (c)                      222,835        5,272,276
                                                                  --------------
                                                                      11,751,337
                                                                  --------------
HEALTH CARE TECHNOLOGY-1.48%
Omnicell, Inc. (c)                                      299,123        8,536,970
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-1.22%
Ambassadors Group, Inc.                                  71,470        2,723,007
Red Lion Hotels Corp. (c)                               418,900        4,314,670
                                                                  --------------
                                                                       7,037,677
                                                                  --------------
HOUSEHOLD APPLIANCES-1.12%
Snap-on Inc.                                            131,043        6,491,870
                                                                  --------------
HOUSEWARES & SPECIALTIES-1.34%
Tupperware Brands Corp.                                 245,721        7,737,754
                                                                  --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-0.91%
Kforce Inc. (c)                                         407,715        5,243,215
                                                                  --------------
INDUSTRIAL MACHINERY-4.49%
Chart Industries, Inc. (c)                              223,128        7,175,797
Kadant Inc. (c)                                         241,930        6,774,040
RBC Bearings Inc. (c)                                   167,048        6,406,291
Valmont Industries, Inc.                                 65,391        5,548,426
                                                                  --------------
                                                                      25,904,554
                                                                  --------------
INSURANCE BROKERS-0.94%
Hilb Rogal and Hobbs Co.                                124,942        5,413,737
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-2.55%
Alaska Communications Systems Group Inc.                292,033        4,219,877
Cincinnati Bell Inc. (c)                                887,659        4,385,035
NTELOS Holdings Corp.                                   208,075        6,129,890
                                                                  --------------
                                                                      14,734,802
                                                                  --------------
INTERNET SOFTWARE & SERVICES-3.76%
Ariba, Inc. (c)                                         647,043        6,975,123
CyberSource Corp. (b)(c)                                457,854        5,352,313
DealerTrack Holdings Inc. (c)                            89,919        3,765,808
Open Text Corp. (Canada)(b)(c)                          216,501        5,622,531
                                                                  --------------
                                                                      21,715,775
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-0.87%
CMET Finance Holdings, Inc. (c)(d)(e)                    44,800          722,176
Thomas Weisel Partners Group, Inc. (c)                  297,101        4,310,935
                                                                  --------------
                                                                       5,033,111
                                                                  --------------

                                                      SHARES           VALUE
                                                   ------------   --------------
IT CONSULTING & OTHER SERVICES-0.33%
EnerNOC, Inc. (c)                                        50,474   $    1,927,097
                                                                  --------------
LEISURE PRODUCTS-0.78%
Smith & Wesson Holding Corp. (b)(c)                     236,462        4,514,060
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-2.01%
Bio-Rad Laboratories, Inc. -Class A (c)                  81,213        7,349,777
Dionex Corp. (c)                                         53,629        4,261,360
                                                                  --------------
                                                                      11,611,137
                                                                  --------------
METAL & GLASS CONTAINERS-1.64%
AptarGroup, Inc.                                        153,496        5,812,894
Bway Holding Co. (c)                                    327,374        3,650,220
                                                                  --------------
                                                                       9,463,114
                                                                  --------------
MOVIES & ENTERTAINMENT-0.96%
World Wrestling Entertainment, Inc.-Class A             368,734        5,560,509
                                                                  --------------
MULTI-UTILITIES-0.43%
Avista Corp.                                            122,823        2,499,448
                                                                  --------------
OFFICE REIT'S-0.74%
Alexandria Real Estate Equities, Inc.                    44,583        4,291,560
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-2.16%
NATCO Group Inc. -Class A (c)                           113,991        5,899,034
Oceaneering International, Inc. (c)                      86,675        6,569,965
                                                                  --------------
                                                                      12,468,999
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-3.34%
Comstock Resources, Inc. (c)                            215,271        6,638,958
Parallel Petroleum Corp. (c)                            332,797        5,654,221
Penn Virginia Corp.                                     159,786        7,027,388
                                                                  --------------
                                                                      19,320,567
                                                                  --------------
PACKAGED FOODS & MEATS-3.07%
Flowers Foods, Inc.                                     300,510        6,551,107
J & J Snack Foods Corp.                                 159,846        5,565,838
TreeHouse Foods, Inc. (c)                               207,191        5,604,516
                                                                  --------------
                                                                      17,721,461
                                                                  --------------
PHARMACEUTICALS-1.70%
Axcan Pharma Inc.  (Canada)(c)                          325,012        6,750,499
ViroPharma Inc. (b)(c)                                  345,374        3,073,829
                                                                  --------------
                                                                       9,824,328
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-2.93%
Assured Guaranty Ltd.                                   241,368        6,557,969
FPIC Insurance Group, Inc. (c)                          130,897        5,635,116
Philadelphia Consolidated Holding Corp. (c)             114,301        4,725,203
                                                                  --------------
                                                                      16,918,288
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP EQUITY FUND

                                                      SHARES           VALUE
                                                   ------------   --------------
PUBLISHING-0.63%
GateHouse Media, Inc. (b)                               285,410   $    3,638,977
                                                                  --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.86%
Jones Lang LaSalle Inc.                                  48,128        4,945,633
                                                                  --------------
REGIONAL BANKS-4.56%
Columbia Banking System, Inc.                           179,187        5,701,731
First Financial Bankshares, Inc. (b)                     76,775        3,084,820
Provident Bankshares Corp.                              119,901        3,756,498
Signature Bank (c)                                      127,005        4,474,386
Sterling Bancshares, Inc.                               513,647        5,860,712
Sterling Financial Corp.                                127,530        3,431,832
                                                                  --------------
                                                                      26,309,979
                                                                  --------------
RESTAURANTS-1.69%
IHOP Corp. (b)                                           88,862        5,627,630
Papa John's International, Inc. (c)                     168,149        4,109,562
                                                                  --------------
                                                                       9,737,192
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-1.59%
ATMI, Inc. (c)                                          201,237        5,986,801
Nextest Systems Corp. (c)                               246,953        3,175,815
                                                                  --------------
                                                                       9,162,616
                                                                  --------------
SEMICONDUCTORS-3.45%
DSP Group, Inc. (c)                                     301,993        4,780,549
Power Integrations, Inc. (c)                            166,622        4,950,340
Semtech Corp. (c)                                       326,412        6,684,918
Supertex, Inc. (b)(c)                                    88,264        3,519,968
                                                                  --------------
                                                                      19,935,775
                                                                  --------------
SPECIALIZED REIT'S-1.31%
LaSalle Hotel Properties                                105,630        4,444,910
Universal Health Realty Income Trust                     87,350        3,103,546
                                                                  --------------
                                                                       7,548,456
                                                                  --------------
SPECIALTY CHEMICALS-1.74%
A. Schulman, Inc.                                       200,392        3,953,734
H.B. Fuller Co.                                         204,925        6,082,174
                                                                  --------------
                                                                      10,035,908
                                                                  --------------
STEEL-1.10%
Carpenter Technology Corp.                               48,836        6,349,168
                                                                  --------------
TECHNOLOGY DISTRIBUTORS-0.71%
Agilysys, Inc.                                          244,066        4,124,715
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-1.40%
UAP Holding Corp.                                       258,365        8,102,326
                                                                  --------------
TRUCKING-1.63%
Landstar System, Inc.                                    95,925        4,025,972
Marten Transport, Ltd. (c)                              349,874        5,391,559
                                                                  --------------
                                                                       9,417,531
                                                                  --------------
   Total Common Stocks & Other Equity Interests
      (Cost $468,954,891)                                            556,574,456
                                                                  --------------

                                                      SHARES           VALUE
                                                   ------------   --------------
MONEY MARKET FUNDS-2.96%

Liquid Assets Portfolio -Institutional Class(f)       8,543,815   $    8,543,815
Premier Portfolio -Institutional Class(f)             8,543,815        8,543,815
                                                                  --------------
   Total Money Market Funds
      (Cost $17,087,630)                                              17,087,630
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.34%
   (Cost $486,042,521)                                               573,662,086
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN

MONEY MARKET FUNDS-6.46%
Liquid Assets Portfolio -Institutional Class
   (Cost $37,296,090)(f)(g)                          37,296,090       37,296,090
                                                                  --------------
TOTAL INVESTMENTS-105.80%
   (Cost $523,338,611)                                               610,958,176
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(5.80)%                                (33,507,693)
                                                                  --------------
NET ASSETS-100.00%                                                $  577,450,483
                                                                  ==============

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at September 30, 2007.

(c)  Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at September 30, 2007 represented 0.13% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2007 represented 0.13% of the Fund's Net Assets. See Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer

AIM SMALL CAP EQUITY FUND
     information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM SMALL CAP EQUITY FUND

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE      DIVIDEND
FUND                          12/31/06        COST           SALES         09/30/07     INCOME
----                        -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $ 6,551,842   $ 74,997,347   $ (73,005,374)  $ 8,543,815   $172,291
Premier Portfolio-
   Institutional Class        6,551,842     74,997,347     (73,005,374)    8,543,815    171,534
                            -----------   ------------   -------------   -----------   --------
   SUBTOTAL                 $13,103,684   $149,994,694   $(146,010,748)  $17,087,630   $343,825
                            -----------   ------------   -------------   -----------   --------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               VALUE      PURCHASES AT   PROCEEDS FROM      VALUE      DIVIDEND
FUND                          12/31/06        COST           SALES         09/30/07     INCOME*
----                        -----------   ------------   -------------   -----------   --------
Liquid Assets Portfolio -
   Institutional Class      $ 3,799,849   $106,627,891   $ (73,131,650)  $37,296,090   $ 57,092
STIC Prime Portfolio -
   Institutional Class        3,799,849     29,203,146     (33,002,995)           --     31,858
                            -----------   ------------   -------------   -----------   --------
   SUBTOTAL                 $ 7,599,698   $135,831,037   $(106,134,645)  $37,296,090   $ 88,950
                            -----------   ------------   -------------   -----------   --------
   TOTAL INVESTMENTS
      IN AFFILIATES         $20,703,382   $285,825,731   $(252,145,393)  $54,383,720   $432,775
                            ===========   ============   =============   ===========   ========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At September 30, 2007, securities with an aggregate value of $35,458,764 were on loan to brokers. The loans were secured by cash collateral of $37,296,090 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2007, the Fund received dividends on cash collateral investments of $88,950 for securities lending transactions, which are net of compensation to counterparties.

AIM SMALL CAP EQUITY FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2007 was $268,396,191 and $224,229,892, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $117,185,026
Aggregate unrealized (depreciation) of investment securities    (29,636,144)
                                                               ------------
Net unrealized appreciation of investment securities           $ 87,548,882
                                                               ============

Cost of investments for tax purposes is $523,409,294.

Item 2. Controls and Procedures.

     (a) As of September 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 29, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 29, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: November 29, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.